PRINCIPAL FUNDS, INC. (“PFI”)

Class A Shares
Class C Shares
Class J Shares
Class P Shares
Institutional Class Shares
Class R-1 Shares
Class R-2 Shares
Class R-3 Shares
Class R-4 Shares
Class R-5 Shares
Class R-6 Shares
Class S Shares
The date of this Prospectus is April 7, 2017, as revised May 2, 2017 and previously supplemented on May 2, 2017.
On June 6, 2017, delete Dynamic High Yield Explorer from the Ticker Symbols by Share Class table, and replace with Dynamic Floating Rate High Income.
Effective June 23, 2017, delete Class P Shares from the list of share classes above and delete Column P from the Ticker Symbols by Share Class table.

Ticker Symbols by Share Class
Fund	A	C	J	P	Inst.	R-1	R-2	R-3	R-4	R-5	R-6	S
Blue Chip	PBLAX	PBLCX		PBLPX	PBCKX			PGBEX	PGBFX	PGBGX	PGBHX
Bond Market Index			PBIJX		PNIIX	PBIMX	PBINX	PBOIX	PBIPX	PBIQX
Capital Securities												PCSFX
Diversified Real Asset	PRDAX	PRDCX		PRDPX	PDRDX			PGDRX	PGDSX	PGDTX	PDARX
Dynamic High Yield Explorer	PDYAX				PDYIX
EDGE MidCap					PEDGX						PEDMX
Global Multi-Strategy	PMSAX	PMSCX		PMSPX	PSMIX
Global Opportunities	PGLAX	PGOCX		PGXPX	PGOIX
International Equity Index					PIDIX	PILIX	PINEX	PIIOX	PIIPX	PIIQX	PFIEX
International Small Company	PICAX			PCOPX	PISMX						PFISX
Multi-Manager Equity Long/Short	PGMMX			PGMPX	PGPIX						PGPMX
Opportunistic Municipal	PMOAX	PMODX		PMOQX	POMFX
Origin Emerging Markets	POEYX			PGPOX	POEIX						POEFX
Preferred Securities	PPSAX	PRFCX	PPSJX	PPSPX	PPSIX	PUSAX	PPRSX	PNARX	PQARX	PPARX	PPREX
Real Estate Allocation	PAEDX				PADDX
Real Estate Debt Income	PRDYX			PDIFX	PRDIX						PRDHX
Small-MidCap Dividend Income	PMDAX	PMDDX		PMDPX	PMDIX						PMDHX
SystematEx International					PSOMX						PSTMX
SystematEx Large Value											PSLVX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
On June 6, 2017, delete the Dynamic High Yield Explorer Fund reference from the following table, and replace with Dynamic Floating Rate High Income Fund.

BLUE CHIP FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	P	Inst.	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.35%	0.40%	0.19%	0.01%	0.32%	0.28%	0.26%	176.25%
Total Annual Fund Operating Expenses	1.28%	2.08%	0.87%	0.69%	1.25%	1.06%	0.94%	176.93%
Expense Reimbursement (2)	—%	—%	—%	N/A	N/A	N/A	N/A	(176.18)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.28%	2.08%	0.87%	0.69%	1.25%	1.06%	0.94%	0.75%

(1)	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.10% for Class C, and 0.75% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.35%	0.40%	0.01%	0.32%	0.28%	0.26%	176.25%
Total Annual Fund Operating Expenses	1.28%	2.08%	0.69%	1.25%	1.06%	0.94%	176.93%
Expense Reimbursement (2) (3)	—%	—%	—%	N/A	N/A	N/A	(176.24)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.28%	2.08%	0.69%	1.25%	1.06%	0.94%	0.69%

(1)	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

(3)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.81% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$673	$934	$1,214	$2,010
Class C	311	652	1,119	2,410
Class P	89	278	482	1,073
Institutional Class	70	221	384	859
Class R-3	127	397	686	1,511
Class R-4	108	337	585	1,294
Class R-5	96	300	520	1,155
Class R-6	77	803	1,179	1,660
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$211	$652	$1,119	$2,410

Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$673	$934	$1,214	$2,010
Class C	311	652	1,119	2,410
Institutional Class	70	221	384	859
Class R-3	127	397	686	1,511
Class R-4	108	337	585	1,294
Class R-5	96	300	520	1,155
Class R-6	70	798	1,174	1,655
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$211	$652	$1,119	$2,410
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 36.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of November 30, 2016, this range was between approximately $499.2 million and $605.4 billion). The Fund focuses on the securities of “blue chip” companies, which are defined as large, well-established and financially sound companies; an issuer of blue chip stock typically has a market capitalization in the billions, is generally the market leader or among the top three companies in its sector, and is commonly a household name. The Fund invests in foreign securities. The Fund invests in growth equity securities, particularly with respect to equity securities of blue chip companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A, C, and P shares (September 30, 2013), Classes R-3, R-4, and R-5 shares (March 29, 2016), and Class R-6 shares (January 3, 2017), the performance shown in the bar chart for Class A shares and the table for Classes A, C, P, R-3, R-4, R-5 and R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '13	10.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(4.58)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class A Return Before Taxes	2.25%	11.94%
Class A Return After Taxes on Distributions	2.12%	11.55%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.39%	9.42%
Class C Return Before Taxes	6.44%	12.49%
Class P Return Before Taxes	8.73%	13.85%
Institutional Class Return Before Taxes	8.87%	14.06%
Class R-3 Return Before Taxes	8.29%	13.41%
Class R-4 Return Before Taxes	8.48%	13.62%
Class R-5 Return Before Taxes	8.62%	13.76%
Class R-6 Return Before Taxes	8.81%	13.99%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.19%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	K. William Nolin (since 2012), Portfolio Manager

•	Tom Rozycki (since 2012), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
P, Institutional, R-3, R-4, R-5 and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

BOND MARKET INDEX FUND

Objective:	The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees (1)	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses (1)	0.35%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.77%	0.28%	1.16%	1.03%	0.85%	0.66%	0.54%
Fee Waiver and Expense Reimbursement (2) (3)	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.74%	0.25%	1.13%	1.00%	0.82%	0.63%	0.51%

(1)	Expense information in the table has been restated to reflect current fees.
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending April 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(3)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.78% for Class J, 0.23% for Institutional, 1.11% for Class R-1, 0.98% for Class R-2, 0.80% for Class R-3, 0.61% for Class R-4, and 0.49% for Class R-5 shares. It is expected that the expense limits will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$176	$243	$425	$951
Institutional Class	26	87	154	353
Class R-1	115	366	635	1,406
Class R-2	102	325	566	1,257
Class R-3	84	268	468	1,046
Class R-4	64	208	365	820
Class R-5	52	170	299	674

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$76	$243	$425	$951
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 151.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund uses a passive investment approach known as "sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of August 31, 2016 was 5.51 years. The Fund actively trades portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 16, 2010), the performance shown in the table for Class J shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class J shares. These adjustments for Class J shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 30, 2009.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 30, 2009).
During 2014, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '11	3.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(3.12)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years		Life of Fund
Institutional Class Return Before Taxes	2.17%	2.05%	(1)	3.34%	(1)
Institutional Class Return After Taxes on Distributions	1.39%	1.17%	(1)	2.47%	(1)
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.23%	1.19%	(1)	2.22%	(1)
Class J Return Before Taxes	0.64%	1.30%	(1)	2.54%	(1)
Class R-1 Return Before Taxes	1.30%	0.95%		2.27%
Class R-2 Return Before Taxes	1.41%	1.08%		2.41%
Class R-3 Return Before Taxes	1.59%	1.27%		2.59%
Class R-4 Return Before Taxes	1.83%	1.46%		2.80%
Class R-5 Return Before Taxes	1.95%	1.57%		2.91%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%		4.34%

(1) During 2014, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Mellon Capital Management Corporation

•	Paul Benson (since 2015), Managing Director, Head of Fixed Income Portfolio Management

•	Gregg Lee (since 2010), Vice President, Senior Portfolio Manager, Fixed Income

•	Nancy G. Rogers (since 2015), Director, Senior Portfolio Manager, Fixed Income

•	Stephanie Shu (since 2015), Director, Senior Portfolio Manager, Fixed Income
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

CAPITAL SECURITIES FUND

Objective:	The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
S
Management Fees	0.00%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%
Expense Reimbursement (1)	(0.07)%
Total Annual Fund Operating Expenses after Expense Reimbursement (2)	0.01%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has agreed contractually to limit the Fund's expenses attributable to Class S shares by paying, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently (and in any event, through April 30, 2018); however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit.

(2)
The table reflects that Principal Global Investors, LLC ("PGI"), the investment advisor, is absorbing all expenses of the Fund. You should be aware, however, that the Fund is an integral part of "wrap-fee" programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Fund. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by your sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid to the registered investment advisor.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class S	$1	$3	$6	$13
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 8.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies), as well as preferred securities, including preferred stock, junior subordinated debt and contingent convertible securities (“CoCos”), issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit. “Tier 2” capital is a regulatory term in the banking industry for subordinated debt securities that are subordinated to equity and Tier 1 capital in the event of the issuer’s liquidation. Tier 2 capital securities may have deferrable coupons and interest and principal write-down features. Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Cocos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
All of the Tier 2 and preferred securities purchased by the Fund are issued by companies with senior debt rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest up to 100% of its assets in below investment grade (sometimes called “junk”) preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the preferred security has been rated by only one of those agencies, that rating will determine whether the preferred security is below investment grade; if the preferred security has not been rated by either of those agencies, those selecting such investments will determine whether the preferred security is of a quality comparable to those rated below investment grade), provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody's. The Fund is not managed to a particular maturity or duration.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. (foreign) financial services (i.e., banking, insurance and commercial finance) industry.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	57.46% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
1.49% in securities rated Aa	22.53% in securities rated Ba	0.00% in securities rated Ca	1.63% in securities not rated
14.77% in securities rated A	2.12% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a fund’s control, and the fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risks associated with equity securities.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund's investments in these companies may lose significant value during such periods.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Class S shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 14, 2014).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.20%
Lowest return for a quarter during the period of the bar chart above:	Q1 '16	(0.81)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class S Return Before Taxes	5.67%	4.68%
Class S Return After Taxes on Distributions	3.93%	2.62%
Class S Return After Taxes on Distributions and Sale of Fund Shares	3.74%	2.79%
BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	3.81%	5.93%
BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	5.21%	4.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and would be different for the other share classes.
Effective January 1, 2017, the Fund’s primary benchmark changed from the BofA Merrill Lynch U.S. Capital Securities Index to the BofA Merrill Lynch U.S. All Capital Securities Index because the BofA Merrill Lynch U.S. All Capital Securities Index more closely aligns with the Fund’s investments.
Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Spectrum Asset Management, Inc.

•	Fernando (“Fred”) Diaz (since 2014), Portfolio Manager

•	Roberto Giangregorio (since 2014), Portfolio Manager

•	L. Phillip Jacoby, IV (since 2014), Chief Investment Officer and Portfolio Manager

•	Manu Krishnan (since 2014), Portfolio Manager

•	Mark A. Lieb (since 2014), President and Chief Executive Officer
Purchase and Sale of Fund Shares
Eligibility to invest in the Capital Securities Fund is limited to certain wrap-fee program accounts. Only wrap-fee program accounts as to which Spectrum and/or Principal Global Investors, LLC (PGI) have an agreement with the wrap-fee program's sponsor ("Sponsor") or the wrap account owner to provide investment advisory or sub-advisory services (either directly or by providing a model investment portfolio created and maintained by Spectrum and/or PGI to the Sponsor or one or more Sponsor-designated investment managers) (Eligible Wrap Accounts) are eligible to purchase shares of the Fund. References to Wrap Fee Adviser shall mean Spectrum and/or PGI in their role providing such services to Eligible Wrap Accounts.
A client agreement with the Sponsor to open an account in the Sponsor's wrap-fee program typically may be obtained by contacting the Sponsor or your financial advisor. Purchase and sale decisions regarding Fund shares for your wrap-fee account ordinarily will be made by the Wrap Fee Adviser, the Sponsor or a Sponsor-designated investment manager, depending on the particular wrap-fee program in which your wrap-fee account participates. If your wrap-fee account's use of the Wrap Fee Adviser's investment style is terminated by you, the Sponsor, or the Wrap Fee Adviser, your wrap-fee account will cease to be an Eligible Wrap Account, and you will be required to redeem all your shares of the Capital Securities Fund. Each Eligible Wrap Account, by purchasing shares, agrees to any such redemption.
There are no minimum initial or subsequent investment requirements for Eligible Wrap Accounts. Eligible Wrap Accounts may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through its intermediary.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

DIVERSIFIED REAL ASSET FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks a long-term total return in excess of inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	P	Inst.	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.22%	0.31%	0.33%	0.06%	0.33%	0.29%	0.27%	0.17%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.30%	2.14%	1.16%	0.89%	1.41%	1.22%	1.10%	1.00%
Expense Reimbursement (2)	(0.03)%	(0.12)%	(0.13)%	—%	N/A	N/A	N/A	(0.10)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%	2.02%	1.03%	0.89%	1.41%	1.22%	1.10%	0.90%

(1)	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% for Institutional Class, and 0.88% for R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.22%	0.31%	0.06%	0.33%	0.29%	0.27%	0.17%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.30%	2.14%	0.89%	1.41%	1.22%	1.10%	1.00%
Expense Reimbursement (2)	(0.03)%	(0.12)%	—%	N/A	N/A	N/A	(0.15)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%	2.02%	0.89%	1.41%	1.22%	1.10%	0.85%

(1)	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% and for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$500	$769	$1,058	$1,881
Class C	305	658	1,138	2,463
Class P	105	356	626	1,397
Institutional Class	91	284	493	1,096
Class R-3	144	446	771	1,691
Class R-4	124	387	670	1,477
Class R-5	112	350	606	1,340
Class R-6	92	308	543	1,216
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$205	$658	$1,138	$2,463

Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$500	$769	$1,058	$1,881
Class C	305	658	1,138	2,463
Institutional Class	91	284	493	1,096
Class R-3	144	446	771	1,691
Class R-4	124	387	670	1,477
Class R-5	112	350	606	1,340
Class R-6	87	303	538	1,211
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$205	$658	$1,138	$2,463
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 77.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies (which include tangible assets and investments that are expected to perform well in periods of high inflation) such as the following: inflation-indexed bonds, securities of real estate companies, commodity-linked derivatives and commodity index-linked notes, U.S. treasury and agency notes and bonds, foreign currency, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of U.S. and non-U.S. agriculture companies, and securities of U.S. and non-U.S. timber companies.
The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC, the Fund’s investment advisor, determines the Fund's strategic asset allocation among the general investment categories described below, which are executed by multiple sub-advisors. The allocations will vary from time to time, and the Fund may add additional investment categories. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate and energy/natural resources industries. Except for the foregoing concentration policy, the Fund retains considerable latitude in allocating its assets. The Fund may invest in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The fixed income portion of the Fund is not managed to a particular maturity or duration.
A portion of the Fund's assets is invested in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

A portion of the Fund's assets is invested in a combination of commodity index-linked notes and fixed-income securities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in commodity index-linked notes. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity index and will be subject to credit and interest rate risks that typically affect debt securities. The fixed income securities are primarily short-term U.S. Treasury and Agency notes and bonds.
A portion of the Fund's assets is invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund's assets is invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities.
A portion of the Fund's assets is invested in MLPs. Generally, MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The Fund invests primarily in the mid-stream category of MLPs, which is generally comprised of pipelines used to gather, process, transport, and distribute natural gas, crude oil, and refined petroleum products.
A portion of the Fund’s assets is invested in domestic and foreign publicly-listed infrastructure companies. Publicly-listed infrastructure equity securities trade on an exchange and include, but are not limited to, companies involved in the ownership and/or operations of infrastructure assets within the transportation, communications, water, electricity transmission and distribution, and oil and gas storage, processing and transportation industries.
A portion of the Fund’s assets is invested in below-investment-grade (sometimes called “junk”) or comparable unrated floating rate debt (also known as bank loans, syndicated loans, leveraged loans or senior floating rate interests). Floating rate debt has a variable coupon that resets periodically, with interest payments determined by a representative interest rate index (e.g. LIBOR or the federal funds rate) plus a fixed spread. As a result, the coupon payments vary, or “float” with prevailing market interest rates.
A portion of the Fund's assets is invested in securities of U.S. and non-U.S. agricultural companies. These include companies contributing to and/or profiting from the agricultural sector, especially those active in production, processing and supply chain services, as well as the production of farming inputs such as machinery, agricultural chemicals and seeds.
A portion of the Fund’s assets is invested in securities of U.S. and non-U.S. timber companies. These include companies active in the financing, planting, and management of forests and wooded areas and/or in the processing, production and distribution of wood for construction and other services and products derived from wood.
A portion of the Fund’s assets is invested in currency forward contracts and options for the purpose of hedging risk and providing total return. This portion of the Fund invests in currencies of economically and politically stable industrialized nations, and approximately 20 of the most liquid emerging market currencies. To help preserve purchasing power, when domestic inflation increases, the Fund seeks to invest in currencies in countries where inflation remains low and stable.
A portion of the Fund’s assets is invested in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The Fund invests in the Cayman Subsidiary to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). The Cayman Subsidiary invests in commodity-linked derivatives, including commodity-linked swaps, commodity futures contracts and/or options on commodities, as well as instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary's derivatives positions.

During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

46.79% in securities rated Aaa	5.18% in securities rated Baa	2.11% in securities rated Caa	0.03% in securities rated D
0.00% in securities rated Aa	22.45% in securities rated Ba	0.01% in securities rated Ca	9.10% in securities not rated
1.05% in securities rated A	13.28% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Agriculture Sector Risk. Agriculture-related investments are subject to risks from a number of economic forces, including forces affecting the agricultural, commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural sector and related industries. In particular, agricultural production and trade flows are significantly affected by government policies and regulations. Companies involved in agriculture are also particularly sensitive to changing weather conditions and other natural disasters.
Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investments Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Commodity Index-Linked Notes. Commodity index-linked notes expose the fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged. At the maturity of the note, the fund may receive more or less principal than it originally invested. The fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

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Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

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Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

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Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

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Energy/Natural Resources. A fund concentrating in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation, taxes and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.

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Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (September 27, 2010), Class R-6 shares (December 31, 2014), and Classes R-3, R-4, and R-5 shares (March 29, 2016), the performance shown in the table for Classes P, R-3, R-4, R-5 and R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold March 16, 2010.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 16, 2010).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	7.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(10.42)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	1.44%	0.36%	2.46%
Class A Return After Taxes on Distributions	0.57%	(0.18)%	1.94%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.96%	0.19%	1.83%
Class C Return Before Taxes	3.58%	0.36%	2.28%
Class P Return Before Taxes	5.72%	1.40%	3.31%
Institutional Class Return Before Taxes	5.86%	1.52%	3.45%
Class R-3 Return Before Taxes	5.34%	1.00%	2.92%
Class R-4 Return Before Taxes	5.53%	1.19%	3.11%
Class R-5 Return Before Taxes	5.67%	1.31%	3.24%
Class R-6 Return Before Taxes	5.86%	1.52%	3.44%
Diversified Real Asset Strategic Index (reflects no deduction for fees, expenses, or taxes)	12.40%	1.31%	2.28%
Bloomberg Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	4.68%	0.89%	3.32%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	11.45%	6.77%	5.54%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	31.45%	(0.82)%	(1.29)%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	11.77%	(8.95)%	(5.86)%
FTSE EPRA/NAREIT Developed Markets Index (reflects no deduction for fees, expenses, or taxes)	4.06%	9.48%	8.15%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Strategic Index are as follows: 35% Bloomberg Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Markets Index. The blended index returns reflect the allocation described in the preceding sentence.

Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Jake S. Anonson (since 2014), Portfolio Manager

•	Jessica S. Bush (since 2014), Portfolio Manager

•	Marcus W. Dummer (since 2014), Portfolio Manager

•	Kelly A. Grossman (since 2010), Portfolio Manager

•	Benjamin E. Rotenberg (since 2014), Portfolio Manager
Sub-Advisors:
BlackRock Financial Management, Inc.
Brookfield Investment Management Inc.
Credit Suisse Asset Management, LLC
Fischer Francis Trees & Watts, Inc.
Macquarie Capital Investment Management LLC
Pictet Asset Management SA
Principal Real Estate Investors, LLC
Symphony Asset Management LLC
Tortoise Capital Advisors, L.L.C.
Sub-Sub-Advisor:
BlackRock International Limited
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
P, Institutional, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

On June 6, 2017, delete references to Dynamic High Yield Explorer Fund and replace with Dynamic Floating Rate High Income Fund.
DYNAMIC HIGH YIELD EXPLORER FUND

Objective:	The Fund seeks to provide a high level of current income with an emphasis on managing volatility.
On June 6, 2017, delete the preceding Objective, and replace with the following:
Objective: The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	N/A
Other Expenses	0.77%	0.62%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.68%	1.28%
Expense Reimbursement (1)	(0.57)%	(0.52)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.11%	0.76%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A and 0.75% for Institutional Class shares. It is expected that the expense limits will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$484	$831	$1,202	$2,242
Institutional Class	78	354	652	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 112.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and non-U.S. below investment grade securities (sometimes called “high yield” or "junk") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade). The Fund has a flexible investment strategy and invests in bank loans (also known as senior floating rate interests) and bonds. The Fund also invests in U.S. and non-U.S. investment grade corporate bonds. In addition, the Fund also invests some of its assets in corporate debt securities of issuers in emerging market countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 5 years. The Fund is not managed to a particular maturity. The Fund actively trades portfolio securities. From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.
The Fund uses derivative instruments for hedging, managing fixed income exposure, managing foreign currency exposure, and/or mitigating volatility. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in futures contracts (including Treasury, sovereign bond and volatility futures) and/or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposure to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	12.45% in securities rated Baa	10.00% in securities rated Caa	0.08% in securities rated D
0.00% in securities rated Aa	49.30% in securities rated Ba	0.00% in securities rated Ca	0.24% in securities not rated
0.00% in securities rated A	27.93% in securities rated B	0.00% in securities rated C
On June 6, 2017, delete the first paragraph in the Principal Investment Strategies section, and replace with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate debt securities, including bank loans and corporate bonds, and other investment companies that provide investment exposure to such floating rate securities. Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate such as LIBOR (London Interbank Offered Rate) or the prime rate. Floating rate debt securities are often below investment grade rated securities (sometimes called “high yield” or “junk”) which are rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”) (if the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade). The Fund also invests in US and non-US fixed-rate loans, investment grade and below investment grade corporate bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 2 years. The Fund actively trades portfolio securities. From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.
On June 6, 2017, under Principal Risks, delete the Emerging Markets Risk and the Foreign Currency Risk.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 10, 2014).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '15	(3.74)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class A Return Before Taxes	7.95%	0.18%
Class A Return After Taxes on Distributions	5.63%	(1.88)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.44%	(0.82)%
Institutional Class Return Before Taxes	12.63%	2.24%
Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.13%	4.00%
S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	10.88%	2.78%
Dynamic High Yield Explorer Blended Index (reflects no deduction for fees, expenses, or taxes)	13.98%	3.40%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Dynamic High Yield Explorer Blended Index are as follows: 50% Bloomberg Barclays High Yield 2% Issuer Constrained Index and 50% S&P/LSTA Leveraged Loan 100 Index. The blended index returns reflect the allocation described in the preceding sentence.
On June 6, 2017, delete the preceding Average Annual Total Returns table and the two paragraphs that follow, and replace with the following:

Average Annual Total Returns
For the periods ended 12/31/2016	1 Year	Life of Fund
Class A Return Before Taxes	7.95%	0.18%
Class A Return After Taxes on Distributions	5.63%	(1.88)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.44%	(0.82)%
Institutional Class Return Before Taxes	12.63%	2.24%
S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	10.88%	2.78%
Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	17.13%	4.00%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective June 6, 2017, the Fund's primary benchmark changed from Bloomberg Barclays High Yield 2% Issuer Constrained Index to S&P/LSTA Leveraged Loan 100 Index because S&P/LSTA Leveraged Loan 100 Index is more representative of the Fund's strategy.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Mark P. Denkinger (since 2014), Portfolio Manager

•	Jason Hahn (since 2014), Portfolio Manager

•	Josh Rank (since 2014), Portfolio Manager

•	Darrin E. Smith (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

EDGE MIDCAP FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (1)	0.04%	176.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.80%	177.03%
Expense Reimbursement (2)	—%	(176.17)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%	0.86%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class and 0.85% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses (1)	0.04%	176.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.80%	177.03%
Expense Reimbursement (2)	—%	(176.25)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%	0.78%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$82	$255	$444	$990
Class R-6	88	809	1,183	1,665
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$82	$255	$444	$990
Class R-6	80	801	1,176	1,658
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From September 28, 2015, date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 22.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of November 30, 2016, this range was between approximately $499.2 million and $49.2 billion). The Fund invests in real estate investment trust ("REIT") securities. The Fund invests in foreign securities.
Using strategy-specific metrics to screen the investment universe and fundamental research and risk management tools to select and monitor specific investments, the Fund seeks to construct an investment portfolio that has a "blend" of equity securities with value and/or growth characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold September 28, 2015.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 28, 2015).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '16	9.58%
Lowest return for a quarter during the period of the bar chart above:	Q3 '16	2.54%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Institutional Class Return Before Taxes	24.44%	20.60%
Institutional Class Return After Taxes on Distributions	22.44%	18.96%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.14%	15.20%
Class R-6 Return Before Taxes	24.38%	20.56%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)	13.80%	15.54%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Daniel R. Coleman (since 2015), Head of Equities, Portfolio Manager

•	Theodore Jayne (since 2015), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For Institutional Class shares, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

GLOBAL MULTI-STRATEGY FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	P	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.
Management Fees	1.56%	1.56%	1.56%	1.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.44%	0.44%	0.44%	0.44%
Reverse Repurchase Agreement Interest Expense	0.03%	0.03%	0.03%	0.03%
Remainder of Other Expenses	0.13%	0.21%	0.15%	0.05%
Total Other Expenses	0.60%	0.68%	0.62%	0.52%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.45%	3.28%	2.22%	2.12%
Fee Waiver and Expense Reimbursement(1)(2)	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	2.41%	3.24%	2.18%	2.08%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending December 30, 2017. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	1.56%	1.56%	1.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.44%	0.44%	0.44%
Reverse Repurchase Agreement Interest Expense	0.03%	0.03%	0.03%
Remainder of Other Expenses	0.13%	0.21%	0.05%
Total Other Expenses	0.60%	0.68%	0.52%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.45%	3.28%	2.12%
Fee Waiver and Expense Reimbursement(1)(2)(3)	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	2.41%	3.24%	2.08%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(3)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$610	$1,106	$1,628	$3,054
Class C	427	1,006	1,709	3,574
Class P	221	690	1,186	2,551
Institutional Class	211	660	1,135	2,449
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$327	$1,006	$1,709	$3,574

Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$610	$1,106	$1,628	$3,054
Class C	427	1,006	1,709	3,574
Institutional Class	211	660	1,135	2,449
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$327	$1,006	$1,709	$3,574
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 233.9% of the average value of its portfolio.
Principal Investment Strategies
Principal Global Investors, LLC ("PGI"), the Fund's investment adviser, seeks to combine diversified investment strategies efficiently and systematically so that the Fund generates a positive total return with relatively low volatility and low sensitivity or correlation to market indices. PGI allocates the Fund’s assets to the investment strategies described below, which one or more sub-advisors execute. Depending upon market conditions, the Fund may use the strategies to varying degrees at any time, discontinue using a strategy, or add strategies. PGI has considerable latitude in allocating the assets to the strategies; however, the Fund's investments in its Cayman Subsidiary at any time will not exceed 25% of the Fund's net assets.
In pursuing its strategies, the Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, floating rate debt, and bank loans. Under normal market conditions, the Fund invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least ten countries. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The Fund invests in investment-grade and below investment-grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund actively trades portfolio securities.
The Fund invests in derivative instruments, including futures, options, swaps, and forwards. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The strategies use derivative transactions for various purposes, including to gain exposure to securities and to attempt to reduce risk. The Fund may invest in money market funds to support its derivative positions.

The Fund takes long and short positions in securities and derivative instruments. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. Short positions benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument increases. Long positions profit if the value of the instrument increases. Simultaneously engaging in long investing and short selling reduces the net exposure to general market movements. The Fund also takes relative value positions in an effort capitalize on price differences between similar securities or relative value among securities of the same company.
Commodities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. This strategy includes investing a portion of the Fund’s assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”) to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). The Fund, either directly or through its Cayman Subsidiary, invests in commodity-linked derivatives and in instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for derivatives positions.
Credit Long/Short. This strategy uses a flexible approach to invest primarily in fixed income securities and related instruments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies. This strategy uses derivative instruments, including options, futures contracts, forwards and swaps and may gain its investment exposure substantially through such instruments. The strategy may also use derivative instruments in an effort to minimize volatility. This strategy may obtain market exposure by entering into a series of purchase and sale contracts and using other investment techniques, may purchase securities on a when-issued, delayed delivery or forward commitment basis, and may engage in short sales.
Emerging Market Long/Short Credit. This strategy takes long and short positions with respect to selected emerging market issuers when the Sub-Advisor identifies factors (for example, macro-economic factors such as direction of currencies and interest rates, and country- or credit-specific factors such as GDP growth or fundamentals of the issuer) that it believes will drive substantial appreciation or depreciation of the particular exposure. The strategy's geographic focus is derived from economic and political developments and the specific nature of local jurisdictions in the emerging markets.
Equity Long/Short. This strategy provides long and short exposure to a diversified portfolio of U.S. and non-U.S. equities. The strategy simultaneously invests long in equities the sub-advisor expects to increase in value and either "short" sells equities the sub-advisor expects to decrease in value or hedges equity market exposure another way (for example, by using derivatives such as futures or options). This strategy uses two methods of analysis: fundamental analysis, which involves examining a company's financial statements and operations, especially sales, earnings, products, management and competition; and quantitative analysis, which involves using mathematical models to examine a company's measurable characteristics such as revenue, earnings, margins and market share.
Equity Market Neutral. This strategy seeks to exploit pricing inefficiencies between related equity securities and to neutralize exposure to market risk by maintaining long and short positions. This strategy is not expected to have material industry over- or under-weights.
Dedicated Short Bias. This strategy "short" sells stocks that are viewed negatively by the market and seeks to neutralize exposure to market risk by maintaining long and short positions.
Global Macro. This strategy provides long and short exposure to a broad spectrum of assets (including developed country equities, currencies, bonds, commodities, and interest rates) in an effort to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions.
Emerging Markets. This strategy invests in equities, bonds, and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, debt, and currency markets, and long and short exposure to liquid equity securities traded on emerging and developed market exchanges.
Convertible Arbitrage. This strategy seeks to profit from the pricing complexity of convertible bonds by structuring trades using multiple securities within a convertible bond issuer's capital structure. For example, the Fund may purchase an issuer's convertible bond and simultaneously sell short the same issuer's common stock to take advantage of a mispricing of either security. This strategy may use derivatives to hedge against a decline in interest rates or credit exposure.
Managed Futures. This strategy uses quantitative selection models to help predict movements in any combination of fixed income, currency, commodity, or equity markets. This strategy provides long and short exposure to: commodities; developed country equities, bonds, and currency markets; and emerging country equity and currency markets.

Event Driven. This strategy invests in securities of companies on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as merger arbitrage, where the Fund holds a long/short portfolio of stocks of companies involved in mergers.
Fixed Income Arbitrage. This strategy seeks to exploit mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to: developed country bond and currency markets; investment grade and high yield credit markets; and forward mortgage-backed securities trading in the to-be-announced ("TBA") markets.
Market Neutral Fixed Income. This strategy invests in a diverse and large number of individual assets in an effort to hold long and short positions across many different product types that have attractive return characteristics with low volatility and that exhibit low correlation to fixed income and equity markets.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Arbitrage Trading Risk. The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, in which case the fund may realize losses.
Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investments Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, if at all, and that the market price of a stock declines.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.

Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (June 14, 2012), the performance shown in the table for Class C shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class C shares. These adjustments for Class C shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 24, 2011.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 24, 2011).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '12	2.81%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(1.99)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Year	Life of Fund
Class A Return Before Taxes	(1.01)%	2.34%	2.16%
Class A Return After Taxes on Distributions	(1.01)%	1.99%	1.82%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.57)%	1.78%	1.64%
Class C Return Before Taxes	1.03%	2.39%	2.16%
Class P Return Before Taxes	3.17%	3.38%	3.16%
Institutional Class Return Before Taxes	3.27%	3.52%	3.29%
HFRI (Hedge Fund Research Inc.) Fund-of-Funds Composite Index (reflects no deduction for fees, expenses, or taxes)	0.53%	3.42%	3.20%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Jake S. Anonson (since 2014), Portfolio Manager

•	Jessica S. Bush (since 2014), Portfolio Manager

•	Marcus W. Dummer (since 2014), Portfolio Manager

•	Kelly A. Grossman (since 2010), Portfolio Manager

•	Benjamin E. Rotenberg (since 2014), Portfolio Manager
Sub-Advisors:
AQR Capital Management, LLC
Ascend Capital, LLC
CNH Partners, LLC
Finisterre Capital LLP
Graham Capital Management, L.P.
KLS Diversified Asset Management LP
Loomis, Sayles & Company, L.P.
Los Angeles Capital Management and Equity Research, Inc.
Sound Point Capital Management, LP
Wellington Management Company LLP
York Registered Holdings, L.P.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
P and Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

GLOBAL OPPORTUNITIES FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	P	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.
Management Fees	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses	0.84%	1.66%	3.67%	0.02%
Total Annual Fund Operating Expenses	1.92%	3.49%	4.50%	0.85%
Expense Reimbursement (1)	(0.42)%	(1.24)%	(3.47)%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.25%	1.03%	0.85%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses	0.84%	1.66%	0.02%
Total Annual Fund Operating Expenses	1.92%	3.49%	0.85%
Expense Reimbursement (1)(2)	(0.42)%	(1.24)%	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.25%	0.85%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$694	$1,081	$1,493	$2,638
Class C	328	956	1,706	3,683
Class P	105	1,045	1,995	4,412
Institutional Class	87	271	471	1,049
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$228	$956	$1,706	$3,683

Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$694	$1,081	$1,493	$2,638
Class C	328	956	1,706	3,683
Institutional Class	87	271	471	1,049
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$228	$956	$1,706	$3,683
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 145.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal market circumstances, the Fund invests in equity securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least three countries. The Fund has a flexible investment strategy and may invest in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A, C and P shares (September 30, 2013), the performance shown in the bar chart for Class A shares and the table for Classes A, C and P shares is that of the Fund's Institutional Class shares adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 28, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 28, 2012).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '13	9.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(6.80)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class A Return Before Taxes	(5.42)%	5.12%
Class A Return After Taxes on Distributions	(5.67)%	4.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.87)%	3.71%
Class C Return Before Taxes	(1.68)%	5.80%
Class P Return Before Taxes	0.57%	7.10%
Institutional Class Return Before Taxes	0.79%	7.34%
MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)	7.86%	7.92%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Christopher Ibach (since 2012), Portfolio Manager

•	Xiaoxi Li (since 2012), Portfolio Manager

•	Mustafa Sagun (since 2012), Chief Investment Officer & Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
P and Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

INTERNATIONAL EQUITY INDEX FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.09%	0.61%	0.53%	0.40%	0.36%	0.34%	176.33%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.35%	1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Expense Reimbursement (2)	N/A	N/A	N/A	N/A	N/A	N/A	(176.18)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.35%	1.22%	1.09%	0.91%	0.72%	0.60%	0.41%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.09%	0.61%	0.53%	0.40%	0.36%	0.34%	176.33%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.35%	1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Expense Reimbursement (2)(3)	—%	N/A	N/A	N/A	N/A	N/A	(176.31)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.35%	1.22%	1.09%	0.91%	0.72%	0.60%	0.28%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(3)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$36	$113	$197	$443
Class R-1	124	387	670	1,477
Class R-2	111	347	601	1,329
Class R-3	93	290	504	1,120
Class R-4	74	230	401	894
Class R-5	61	192	335	750
Class R-6	42	787	1,169	1,646
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$36	$113	$197	$443
Class R-1	124	387	670	1,477
Class R-2	111	347	601	1,329
Class R-3	93	290	504	1,120
Class R-4	74	230	401	894
Class R-5	61	192	335	750
Class R-6	29	775	1,157	1,635
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 31.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE NR Index (the "Index") at the time of purchase. The Index is a market-weighted equity index designed to measure the equity performance of developed markets (Europe, Australia, New Zealand, and Far East, which includes Hong Kong, Japan and Singapore), excluding the United States and Canada. The Index includes growth and value stock and is rebalanced semi-annually. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in the securities that make up the Index, in the same approximate proportions as the Index. The Fund utilizes exchange-traded funds ("ETFs") and derivative strategies (including index futures) on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (January 3, 2017), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 30, 2009.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 30, 2009).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	17.39%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(20.25)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	0.82%	6.10%	3.26%
Institutional Class Return After Taxes on Distributions	0.27%	4.83%	2.30%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.12%	4.92%	2.69%
Class R-1 Return Before Taxes	(0.13)%	5.18%	2.35%
Class R-2 Return Before Taxes	0.10%	5.33%	2.48%
Class R-3 Return Before Taxes	0.17%	5.53%	2.68%
Class R-4 Return Before Taxes	0.48%	5.72%	2.88%
Class R-5 Return Before Taxes	0.56%	5.84%	2.99%
Class R-6 Return Before Taxes	0.75%	6.03%	3.19%
MSCI EAFE NR Index (reflects no deduction for fees, expenses, or taxes)	1.00%	6.53%	0.75%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other classes.

Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

INTERNATIONAL SMALL COMPANY FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.	R-6
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A	N/A
Other Expenses (1)	1.18%	1.16%	0.18%	176.43%
Total Annual Fund Operating Expenses	2.48%	2.21%	1.23%	177.48%
Expense Reimbursement (2)	(0.88)%	(0.96)%	(0.03)%	(176.28)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.60%	1.25%	1.20%	1.20%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A, 1.20% for Institutional Class and 1.20% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses (1)	1.18%	0.18%	176.43%
Total Annual Fund Operating Expenses	2.48%	1.23%	177.48%
Expense Reimbursement (2)	(0.88)%	(0.03)%	(176.41)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.60%	1.20%	1.07%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$704	$1,201	$1,723	$3,148
Class P	127	599	1,097	2,469
Institutional Class	122	387	673	1,486
Class R-6	122	820	1,186	1,673
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$704	$1,201	$1,723	$3,148
Institutional Class	122	387	673	1,486
Class R-6	109	808	1,175	1,662

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 49.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the MSCI World ex-USA Small Cap Index (as of November 30, 2016, this range was between approximately $8.0 million and $6.6 billion). The Fund may invest in equity securities regardless of style (growth or value). The Fund invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (December 31, 2014) and Class R-6 shares (January 3, 2017), the performance shown in the table for Institutional Class and Class R-6 shares is that of the Fund's Class A shares adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, which do not apply to Institutional Class or Class R-6 shares). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 11, 2014.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 11, 2014).
During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	8.43%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(6.44)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year		Life of Fund
Class A Return Before Taxes	(4.72)%		(2.56)%
Class A Return After Taxes on Distributions	(4.72)%		(2.65)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.64)%		(1.87)%
Class P Return Before Taxes	0.51%	(1)	(0.30)%	(1)
Institutional Class Return Before Taxes	1.33%		(0.13)%
Class R-6 Return Before Taxes	0.81%		(0.49)%
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)	4.32%		(0.53)%
(1) During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Tiffany N. Lavastida (since 2014), Portfolio Manager

•	Brian W. Pattinson (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P, Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MULTI-MANAGER EQUITY LONG/SHORT FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks long-term growth of capital with lower volatility than the global equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.	R-6
Management Fees	1.57%	1.57%	1.57%	1.57%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.78%	0.78%	0.78%	0.78%
Remainder of Other Expenses (1)	0.52%	0.34%	0.34%	0.30%
Total Other Expenses	1.30%	1.12%	1.12%	1.08%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	3.15%	2.72%	2.72%	2.68%
Expense Reimbursement (2)	(0.32)%	(0.14)%	(0.24)%	(0.27)%
Total Annual Fund Operating Expenses after Expense Reimbursement	2.83%	2.58%	2.48%	2.41%

(1)	Based on estimated amounts for the current fiscal year.
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A, 1.67% for Institutional Class, and 1.60% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.57%	1.57%	1.57%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.78%	0.78%	0.78%
Remainder of Other Expenses (1)	0.52%	0.34%	0.30%
Total Other Expenses	1.30%	1.12%	1.08%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	3.15%	2.72%	2.68%
Expense Reimbursement (2)	(0.32)%	(0.24)%	(0.28)%
Total Annual Fund Operating Expenses after Expense Reimbursement	2.83%	2.48%	2.40%

(1)	Based on estimated amounts for the current fiscal year.
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A and 1.67% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$820	$1,440
Class P	261	831
Institutional Class	251	822
Class R-6	244	807
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$820	$1,440
Institutional Class	$251	$822
Class R-6	$243	$806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 31, 2016, the date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 412.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and derivatives on equity securities, at the time of purchase. Principal Global Investors, LLC (“PGI"), the Fund’s investment advisor, strategically allocates the Fund's assets among the investment strategies described below, which one or more of the Fund’s sub-advisors execute. In making these allocations, PGI seeks to combine the strategies of the sub-advisors to deliver long-term growth of capital with lower volatility than the global equity markets. PGI retains considerable latitude in allocating the Fund's assets. Depending upon market conditions, the Fund may use the strategies to varying degrees at any time, discontinue using a strategy, or add strategies.
The Fund has a flexible investment strategy and invests in a broad range of equity securities, exchange-traded funds, and derivatives instruments. The Fund invests in U.S. and foreign, including emerging market, securities. Although the Fund focuses on securities of mid- to large-capitalization companies, it may invest in equity securities regardless of market capitalization size (small, medium or large). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund uses derivative instruments, including swaps, futures and options, to gain exposure to a variety of securities or mitigate volatility and forwards to manage its foreign currency exposure. The Fund uses hedging techniques to attempt to reduce the risk of investment positions. The Fund actively trades portfolio securities.
The Fund takes long and short positions in equity securities, exchange-traded funds, and derivative instruments. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. A short position will benefit from a decrease in price of the underlying instrument and loses value if the price of the underlying instrument increases. The Fund also invests a portion of the proceeds it receives from short sales into long positions. Long positions profit if the price of the instrument increases. Simultaneously engaging in long investing and short selling seeks to reduce the net exposure of the overall portfolio to general market movements. The Fund will take relative value positions, which seek to capitalize on price differences between similar securities or relative value among securities of the same company.
European Macro/Fundamental. This strategy invests in long positions in equity securities of mid- to large-capitalization companies, primarily in Western Europe. Depending upon the market environment, the strategy also uses index futures to invest in short positions in individual securities and region, country, and sector indices. The strategy uses top-down macro-economic views (focusing on broader industry, sector and regional developments) to support a bottom-up (focusing on the fundamental analysis of individual issuers) security selection process.
Systematic Global. This strategy uses a systematic framework to invest in a diversified portfolio of long and short positions in U.S. and foreign equity securities. This strategy also uses swaps, exchange-listed futures, and currency forwards for investment purposes and may also use currency forwards to hedge foreign currency risk.
Systematic Quality/Value. This strategy uses a systematic framework to create a diversified portfolio of long and short equity positions in large capitalization U.S. companies, primarily in stocks within the S&P 500 Index. The sub-advisor purchases securities it believes to be undervalued and short positions it believes to be overvalued, based on its analysis of the issuer’s financial reports and market valuation.
Time Arbitrage. This strategy invests in long positions in value and growth securities of mid- to large-capitalization companies and in short positions that include, among other things, sector and market hedges and large, liquid single-name positions (meaning positions that are specific to one company). This strategy is primarily U.S.-focused with smaller exposures in Asia and Europe.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

European Focus Risk. A fund that focuses its investments in securities of European companies may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur or could continue to occur. Debt problems of the private or public sectors in a single European Union (EU) country can pose significant economic risks to the EU as a whole. Additionally, the United Kingdom's vote to leave the EU, commonly known as “Brexit,” may have significant political and financial consequences for European markets and the broader global economy, including greater market volatility and illiquidity, currency fluctuations, and deterioration in economic activity. As a result, the fund’s performance may be more volatile than the performance of a more geographically diversified fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investment may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance. In particular, investing the proceeds of short sales may amplify leverage risk.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
By investing the proceeds received from selling securities short, a fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase a fund’s exposure to long securities positions and make any change in the fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy a fund employs will be successful during any period in which it is employed.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Performance
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the HFRX Equity Hedge Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Jake S. Anonson (since 2016), Portfolio Manager

•	Jessica S. Bush (since 2016), Portfolio Manager

•	Marcus W. Dummer (since 2016), Portfolio Manager

•	Benjamin E. Rotenberg (since 2016), Portfolio Manager
Sub-Advisors:
AQR Capital Management, LLC

Gotham Asset Management, LLC
Sirios Capital Management, L.P.
Three Bridges Capital, LP
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P, Institutional, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

OPPORTUNISTIC MUNICIPAL FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	P	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses:
Interest Expenses	0.05%	0.05%	0.05%	0.05%
Remainder of Other Expenses	0.17%	0.27%	0.12%	1.87%
Total Other Expenses	0.22%	0.32%	0.17%	1.92%
Total Annual Fund Operating Expenses	0.97%	1.82%	0.67%	2.42%
Expense Reimbursement (1)	(0.02)%	(0.12)%	—%	(1.75)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%	1.70%	0.67%	0.67%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A,1.65% for Class C, and 0.62% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017 for Class P shares and June 30, 2018 for Class A, Class C and Institutional Class shares; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$468	$670	$889	$1,518
Class C	273	561	974	2,127
Class P	68	214	373	835
Institutional Class	68	587	1,132	2,622
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$173	$561	$974	$2,127
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 53.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Twenty-five percent or more of these may be from California. Municipal obligations pay interest that is exempt from federal income tax. The Fund has a flexible investment strategy and invests in obligations of any duration and credit quality, including below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund is not managed to a particular maturity or duration.
The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”) and exchange-traded funds (ETFs) to gain exposure to the municipal market.
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in futures contracts to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.68% in securities rated Aaa	23.23% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
16.26% in securities rated Aa	11.37% in securities rated Ba	0.00% in securities rated Ca	21.14% in securities not rated
21.79% in securities rated A	5.53% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 10, 2015) and Class P shares (December 30, 2013), the performance shown in the table for Institutional Class and Class P shares is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, which do not apply to Institutional Class or Class P). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 14, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '14	6.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(6.58)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class A Return Before Taxes	(4.05)%	3.44%
Class A Return After Taxes on Distributions	(4.05)%	3.42%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.83)%	3.55%
Class C Return Before Taxes	(2.01)%	3.52%
Class P Return Before Taxes	(0.01)%	4.46%
Institutional Class Return Before Taxes	(0.06)%	4.37%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.30%	2.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	James Noble (since 2012), Portfolio Manager

•	James Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
P and Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes, a portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ORIGIN EMERGING MARKETS FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.	R-6
Management Fees	1.19%	1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A	N/A
Other Expenses (1)	8.10%	0.16%	0.05%	24.28%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	9.55%	1.36%	1.25%	25.48%
Expense Reimbursement (2)	(7.79)%	—%	—%	(24.21)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.76%	1.36%	1.25%	1.27%

(1)	Based on estimated amounts from the current fiscal year (Class P).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A,1.25% for Institutional Class, and 1.26% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses	8.10%	0.05%	24.28%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	9.55%	1.25%	25.48%
Expense Reimbursement (1)	(7.79)%	—%	(24.26)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.76%	1.25%	1.22%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 1.25% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$719	$2,499	$4,120	$7,570
Class P	138	431	745	1,635
Institutional Class	127	397	686	1,511
Class R-6	129	4,388	7,081	10,241
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$719	$2,499	$4,120	$7,570
Institutional Class	127	397	686	1,511
Class R-6	124	4,385	7,080	10,240

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 69.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market country (an “emerging market security”) if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
"Emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). The Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (March 29, 2016), the performance shown in the table for
Class P shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class P shares. Where this adjustment for fees and expenses results in performance for Class P shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for Class P (without respect to sales charges, which do not apply to Class P). These adjustments for Class P shares result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold on December 31, 2014.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 31, 2014).
During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	8.79%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(9.91)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class A Return Before Taxes	(4.12)%	(11.04)%	(1)
Class A Return After Taxes on Distributions	(3.97)%	(11.05)%	(1)
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.03)%	(8.18)%	(1)
Class P Return Before Taxes	1.83%	(8.99)%
Institutional Class Return Before Taxes	2.00%	(8.79)%
Class R-6 Return Before Taxes	2.10%	(8.80)%
MSCI Emerging Markets NR Index (reflects no deduction for fees, expenses, or taxes)	11.19%	(4.60)%
(1) During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Origin Asset Management LLP

•	John Birkhold (since 2015), Partner

•	Chris Carter (since 2015), Partner

•	Nigel Dutson (since 2015), Partner

•	Tarlock Randhawa (since 2015), Partner

•	Grace Tolley (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P, Institutional, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PREFERRED SECURITIES FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	P	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	P	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (1)	0.25%	1.00%	0.15%	N/A	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)(2)	0.12%	0.11%	0.20%	0.12%	0.06%	0.53%	0.45%	0.32%	0.28%	0.26%	176.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%	1.82%	1.06%	0.83%	0.77%	1.59%	1.46%	1.28%	1.09%	0.97%	176.96%
Expense Reimbursement (3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(176.10)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%	1.82%	1.06%	0.83%	0.77%	1.59%	1.46%	1.28%	1.09%	0.97%	0.86%

(1)	Expense information in the table has been restated to reflect current fees.
(2)	Based on estimated amounts for the current fiscal year (R-6).
(3)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class R-6 shares. It is expected that the expense limit will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees (1)	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)(2)	0.12%	0.11%	0.20%	0.06%	0.53%	0.45%	0.32%	0.28%	0.26%	176.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%	1.82%	1.06%	0.77%	1.59%	1.46%	1.28%	1.09%	0.97%	176.96%
Expense Reimbursement (3)(4)	N/A	N/A	N/A	—%	N/A	N/A	N/A	N/A	N/A	(176.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%	1.82%	1.06%	0.77%	1.59%	1.46%	1.28%	1.09%	0.97%	0.73%

(1)	Expense information in the table has been restated to reflect current fees.
(2)	Based on estimated amounts for the current fiscal year (R-6).
(3)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(4)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.82% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$481	$706	$948	$1,643
Class C	285	573	985	2,137
Class J	208	337	585	1,294
Class P	85	265	460	1,025
Institutional Class	79	246	428	954
Class R-1	162	502	866	1,889
Class R-2	149	462	797	1,746
Class R-3	130	406	702	1,545
Class R-4	111	347	601	1,329
Class R-5	99	309	536	1,190
Class R-6	88	812	1,187	1,668

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$185	$573	$985	$2,137
Class J	108	337	585	1,294
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$481	$706	$948	$1,643
Class C	285	573	985	2,137
Class J	208	337	585	1,294
Institutional Class	79	246	428	954
Class R-1	162	502	866	1,889
Class R-2	149	462	797	1,746
Class R-3	130	406	702	1,545
Class R-4	111	347	601	1,329
Class R-5	99	309	536	1,190
Class R-6	75	800	1,176	1,657
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$185	$573	$985	$2,137
Class J	108	337	585	1,294
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 13.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Preferred securities include preferred stock and various types of subordinated debt and convertible securities, including contingent convertible securities (“CoCos”). Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Cocos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.

Most of the securities purchased by the Fund are preferred securities of companies rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. The Fund also invests up to 40% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade).
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the U.S. and non-U.S. financial services (i.e., banking, insurance and commercial finance) industry. The Fund also regularly invests in the real estate investment trust ("REIT") and utility industries.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	67.25% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
2.83% in securities rated Aa	17.30% in securities rated Ba	0.00% in securities rated Ca	0.54% in securities not rated
9.49% in securities rated A	2.59% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a fund’s control, and the fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risks associated with equity securities.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Utilities Sector Risk. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5 and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (September 27, 2010), and Class R-6 shares (January 3, 2017), the performance shown in the table for Classes C, P and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold May 1, 2002.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	38.89%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(20.97)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years	10 Years
Class A Return Before Taxes	(0.53)%	6.92%	5.49%
Class A Return After Taxes on Distributions	(2.09)%	4.77%	3.36%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.44%	4.73%	3.52%
Class C Return Before Taxes	1.74%	6.93%	5.10%
Class J Return Before Taxes	2.51%	7.63%	5.63%
Class P Return Before Taxes	3.68%	8.00%	6.08%
Institutional Class Return Before Taxes	3.72%	8.08%	6.21%
Class R-1 Return Before Taxes	2.89%	7.18%	5.32%
Class R-2 Return Before Taxes	3.05%	7.31%	5.45%
Class R-3 Return Before Taxes	3.32%	7.52%	5.65%
Class R-4 Return Before Taxes	3.52%	7.71%	5.83%
Class R-5 Return Before Taxes	3.52%	7.86%	5.96%
Class R-6 Return Before Taxes	3.63%	7.97%	6.11%
BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	3.81%	N/A	N/A
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	2.32%	6.82%	2.74%
BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	5.21%	8.03%	5.26%
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	3.76%	7.73%	3.80%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are as follows: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Effective January 1, 2017, the Fund’s primary benchmark changed from the BofA Merrill Lynch Fixed Rate Preferred Securities Index to the BofA Merrill Lynch U.S. All Capital Securities Index because the BofA Merrill Lynch U.S. All Capital Securities Index more closely aligns with the Fund’s investments.

Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Spectrum Asset Management, Inc.

•	Fernando (“Fred”) Diaz (since 2010), Portfolio Manager

•	Roberto Giangregorio (since 2010), Portfolio Manager

•	L. Phillip Jacoby, IV (since 2002), Chief Investment Officer and Portfolio Manager

•	Manu Krishnan (since 2010), Portfolio Manager

•	Mark A. Lieb (since 2009), President and Chief Executive Officer

•	Kevin Nugent (since 2014), Vice President and Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

REAL ESTATE ALLOCATION FUND

Objective:	The Fund seeks to provide total return with income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	N/A
Other Expenses	9.03%	22.98%
Acquired Fund Fees and Expenses	0.77%	0.77%
Total Annual Fund Operating Expenses	10.05%	23.75%
Expense Reimbursement (1)	(8.78)%	(22.83)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%	0.92%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A and 0.15% for Institutional Class shares. It is expected that the expense limits will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$672	$2,544	$4,232	$7,760
Institutional Class	94	4,154	6,835	10,198
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 76.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mutual funds that invest in the real estate industry at the time of purchase. The Fund operates as a fund of funds and currently invests in the following underlying funds of Principal Funds, Inc.: Global Real Estate Securities Fund and Real Estate Debt Income Fund. The underlying funds invest in equity and debt real estate securities of U.S. and non-U.S. issuers and are both concentrated in the real estate industry; therefore, the Real Estate Allocation Fund is considered concentrated in the real estate industry as well. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.
The Fund allocates its investments between the underlying funds, 25% to 75% in each underlying fund, based on qualitative and quantitative analysis. The Fund, without shareholder approval, may add, remove or substitute underlying funds when it deems appropriate.
Principal Risks
The diversification of the Fund is designed to moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Funds of Funds Risk
Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund's Investments in Underlying Funds
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class A - www.principalfunds.com.

•	For Institutional Class - www.principal.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 31, 2014).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '16	2.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(4.72)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class A Return Before Taxes	(4.09)%	(2.14)%
Class A Return After Taxes on Distributions	(5.19)%	(3.20)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.10)%	(2.03)%
Institutional Class Return Before Taxes	1.92%	1.01%
Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses, or taxes)	3.32%	2.14%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	4.06%	1.61%
Real Estate Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)	3.90%	2.04%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Real Estate Allocation Blended Index are as follows: 50% Bloomberg Barclays CMBS ERISA Eligible Index and 50% FTSE EPRA/NAREIT Developed Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Principal Real Estate Investors, LLC

•	Indraneel ("Indy") Karlekar (since 2014), Portfolio Manager

•	Marc Peterson (since 2014), Portfolio Manager

•	Kelly D. Rush (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

REAL ESTATE DEBT INCOME FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.	R-6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A	N/A
Other Expenses (1)	0.24%	8.85%	0.08%	176.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.05%	9.41%	0.64%	176.86%
Expense Reimbursement (2)	(0.04)%	(8.65)%	—%	(176.15)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.01%	0.76%	0.64%	0.71%

(1)	Based on estimated amounts for the current fiscal year (Class R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A, 0.70% for Institutional Class and 0.70% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses (1)	0.24%	0.08%	176.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.05%	0.64%	176.86%
Expense Reimbursement (2)	(0.04)%	—%	(176.28)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.01%	0.64%	0.58%

(1)	Based on estimated amounts for the current fiscal year (Class R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A and 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$474	$693	$929	$1,606
Class P	78	1,954	3,668	7,335
Institutional Class	65	205	357	798
Class R-6	73	803	1,180	1,660
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$474	$693	$929	$1,606
Institutional Class	65	205	357	798
Class R-6	59	790	1,168	1,648

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 20.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of U.S. companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. Of those real estate industry investments, the Fund will invest primarily in securitized products, including commercial mortgage-backed securities (“CMBS”), which are bonds that are secured by first mortgages on commercial real estate. The Fund will also invest in debt and preferred securities issued by REITs. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. The Fund is not managed to a particular maturity or duration.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
During the fiscal year ended August 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

34.05% in securities rated Aaa	15.13% in securities rated Baa	1.99% in securities rated Caa	0.00% in securities rated D
7.40% in securities rated Aa	1.65% in securities rated Ba	0.00% in securities rated Ca	21.63% in securities not rated
8.96% in securities rated A	9.19% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class P shares (June 15, 2015) and Class R-6 shares (January 3, 2017), the performance shown in the table for Classes P and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold December 31, 2014.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 31, 2014).
During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '16	4.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(2.78)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year		Life of Fund
Class A Return Before Taxes	(0.93)%	(1)	(1.02)%	(1)
Class A Return After Taxes on Distributions	(2.11)%	(1)	(2.31)%	(1)
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.53)%	(1)	(1.36)%	(1)
Class P Return Before Taxes	2.08%		0.55%
Institutional Class Return Before Taxes	2.23%		0.70%
Class R-6 Return Before Taxes	2.20%		0.63%
Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses, or taxes)	3.32%		2.14%
(1) During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor:
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers:
Principal Real Estate Investors, LLC

•	Scott M. Carson (since 2014), Portfolio Manager

•	Marc Peterson (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P, Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SMALL-MIDCAP DIVIDEND INCOME FUND
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.

Objective:	The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	P	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	P	Inst.	R-6
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A	N/A
Other Expenses (1)	0.14%	0.16%	0.09%	0.04%	176.25%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.50%	2.27%	1.20%	1.15%	177.36%
Expense Reimbursement (2)	N/A	N/A	N/A	—%	(176.15)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.27%	1.20%	1.15%	1.21%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Institutional Class and 0.88% for Class R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses (1)	0.14%	0.16%	0.04%	176.25%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.50%	2.27%	1.15%	177.36%
Expense Reimbursement (2)	N/A	N/A	—%	(176.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%	2.27%	1.15%	1.13%

(1)	Based on estimated amounts for the current fiscal year (R-6).
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$694	$998	$1,323	$2,242
Class C	330	709	1,215	2,605
Class P	122	381	660	1,455
Institutional Class	117	365	633	1,398
Class R-6	123	826	1,195	1,680
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$230	$709	$1,215	$2,605

Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$694	$998	$1,323	$2,242
Class C	330	709	1,215	2,605
Institutional Class	117	365	633	1,398
Class R-6	115	819	1,187	1,673
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$230	$709	$1,215	$2,605
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 25.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. For this Fund, companies with small to medium market capitalizations are those with market capitalizations similar to companies in the Russell 2500 Value Index (as of November 30, 2016, the range of the index was between approximately $48.6 million and $18.9 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, master limited partnerships, and royalty trusts.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Royalty Trust Risk. Royalty trust revenues and cash flows could be adversely affected by a sustained decline in demand for natural resource and related products resulting from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand, or other conditions. Rising interest rates could adversely affect the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (June 14, 2012) and Class R-6 shares (January 3, 2017), the performance shown in the table for Classes C and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 6, 2011.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 6, 2011).
During 2011, the Fund processed a significant (relative to Class P) "As-Of" transaction that resulted in a gain to the remaining shareholders of Class P. "As-of" transaction processing occurs when a fund transaction is processed after its receipt date but "as of" the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class P. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '13	12.32%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(8.49)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Year	Life of Fund
Class A Return Before Taxes	22.53%	13.64%	11.94%
Class A Return After Taxes on Distributions	21.47%	12.49%	10.83%
Class A Return After Taxes on Distributions and Sale of Fund Shares	13.07%	10.61%	9.26%
Class C Return Before Taxes	27.65%	14.02%	12.15%
Class P Return Before Taxes	30.02%	15.26%	13.61%	(1)
Institutional Class Return Before Taxes	30.05%	15.39%	13.54%
Class R-6 Return Before Taxes	29.99%	15.33%	13.45%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	25.20%	15.04%	12.12%
(1)    During 2011, the Fund processed a significant (relative to Class P) "As-Of" transaction that resulted in a gain to the remaining shareholders of Class P. "As-of" transaction processing occurs when a fund transaction is processed after its receipt date but "as of" the date required by SEC rule. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of Class P. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Daniel R. Coleman (since 2011), Head of Equities, Portfolio Manager

•	David W. Simpson (since 2011), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
P, Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on December 1, 2016, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on January 6, 2017, the Small-MidCap Dividend Income Fund will no longer be available for purchases from new investors except in limited circumstances. See the section Purchase of Fund Shares for additional information.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SYSTEMATEX INTERNATIONAL FUND
Objective:    The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	1.01%	0.51%
Total Annual Fund Operating Expenses	1.61%	1.11%
Expense Reimbursement (1)	(0.86)%	(0.49)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.62%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class and 0.62% for R-6 shares. It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnote and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	1.01%	0.51%
Total Annual Fund Operating Expenses	1.61%	1.11%
Expense Reimbursement (1)	(0.86)%	(0.49)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.62%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$77	$424	$795	$1,838
Class R-6	63	304	564	1,308
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From September 22, 2015, date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 60.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 3 countries and at least 40% of its net assets in foreign securities. The Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks. In an attempt to match or exceed the performance of the Fund's benchmark index, the Fund uses a systematic approach to purchase certain equity securities in the index and to exclude or adjust the weight of certain equity securities relative to the index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 22, 2015).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '16	6.71%
Lowest return for a quarter during the period of the bar chart above:	Q1 '16	(2.08)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Institutional Class Return Before Taxes	1.19%	4.11%
Institutional Class Return After Taxes on Distributions	0.77%	3.67%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.19%	3.22%
Class R-6 Return Before Taxes	1.39%	4.26%
MSCI EAFE NR Index (reflects no deduction for fees, expenses, or taxes)	1.00%	3.93%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Mark R. Nebelung (since 2015), Portfolio Manager

•	Jeffrey A. Schwarte (since 2015), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SYSTEMATEX LARGE VALUE FUND
Objective:    The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
R-6
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Expense Reimbursement (1)	(0.74)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.43%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.42% for R-6 shares. It is expected that the expense limit will continue through the period ending April 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-6	$44	$298	$572	$1,354
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From September 22, 2015, date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 60.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of November 30, 2016 ranged between approximately $499.2 million and $605.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. In an attempt to match or exceed the performance of the Fund's benchmark index, the Fund uses a systematic approach to purchase certain equity securities in the index and to exclude or adjust the weight of certain equity securities relative to the index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 22, 2015).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '16	6.78%
Lowest return for a quarter during the period of the bar chart above:	Q1 '16	1.63%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class R-6 Return Before Taxes	14.87%	16.04%
Class R-6 Return After Taxes on Distributions	13.87%	14.90%
Class R-6 Return After Taxes on Distributions and Sale of Fund Shares	8.42%	11.75%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	17.85%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Mark R. Nebelung (since 2015), Portfolio Manager

•	Jeffrey A. Schwarte (since 2015), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Fund's Statement of Additional Information ("SAI"), the Board of Directors may change any Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
Active Management
The performance of a fund that is actively managed will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the Fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate and municipal issuers, and other general market conditions.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Passive Management (Index Funds)
Index funds use a passive, or indexing, investment approach. Pure index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, other index funds may use a "sampling" approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures and/or exchange-traded funds on a daily basis to gain exposure to the index in an effort to minimize tracking error relative to the benchmark.
It is unlikely that an index fund's performance will perfectly correlate with the performance of the fund's relevant index. An index fund's ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
Liquidity
Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Accounts with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If a fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal (meaning they are relevant to a Fund but to a lesser degree than those designated as principal), or not applicable for each Fund. The risks described below for each fund that operates as a fund of funds (as identified in the table) include risks at both the fund of funds level and underlying funds level. Each fund is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.
Effective June 6, 2017, delete the Dynamic High Yield Explorer column heading in the Investment Strategies and Risks table, and replace with Dynamic Floating Rate High Income. At that time, also change the designation for Emerging Markets and Foreign Currency to "Non-Principal" in the same column.

INVESTMENT STRATEGIES AND RISKS	BLUE CHIP	BOND MARKET INDEX	CAPITAL SECURITIES	DIVERSIFIED REAL ASSET	DYNAMIC HIGH YIELD EXPLORER
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Principal	Principal
Cayman Subsidiary	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Contingent Convertible Securities	Not Applicable	Not Applicable	Principal	Not Applicable	Non-Principal
Convertible Securities	Non-Principal	Not Applicable	Principal	Non-Principal	Non-Principal
Counterparty Risk	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
Derivatives	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
Emerging Markets	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Principal	Not Applicable	Non-Principal	Principal	Non-Principal
• Growth Stock	Principal	Not Applicable	Non-Principal	Principal	Non-Principal
• Small and Medium Capitalization Companies	Non-Principal	Not Applicable	Non-Principal	Principal	Non-Principal
• Value Stock	Non-Principal	Not Applicable	Non-Principal	Principal	Non-Principal
Fixed Income Securities	Non-Principal	Principal	Principal	Principal	Principal
Foreign Currency	Principal	Non-Principal	Non-Principal	Principal	Principal
Foreign Securities	Principal	Non-Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Principal
High Yield Securities	Not Applicable	Not Applicable	Principal	Principal	Principal
Industry Concentration	Not Applicable	Non-Principal(1)	Principal	Principal	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Not Applicable	Not Applicable	Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Not Applicable	Principal	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Not Applicable	Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Principal	Not Applicable
Real Estate Securities	Non-Principal	Principal	Non-Principal	Principal	Not Applicable
Redemption Risk	Principal	Principal	Not Applicable	Principal	Not Applicable
Royalty Trusts	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Not Applicable	Principal	Non-Principal	Non-Principal	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Principal	Not Applicable	Principal	Non-Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
(1)    An Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	EDGE MIDCAP	GLOBAL MULTI-STRATEGY	GLOBAL OPPORTUNITIES	INTERNATIONAL EQUITY INDEX	INTERNATIONAL SMALL COMPANY
Arbitrage Trading	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Cayman Subsidiary	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Principal	Non-Principal	Not Applicable	Not Applicable
Contingent Convertible Securities	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Not Applicable	Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Not Applicable	Principal	Non-Principal	Principal	Non-Principal
Emerging Markets	Not Applicable	Principal	Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Stock	Principal	Principal	Principal	Principal	Principal
• Small and Medium Capitalization Companies	Principal	Principal	Principal	Non-Principal	Principal
• Value Stock	Principal	Principal	Principal	Principal	Principal
Fixed Income Securities	Non-Principal	Principal	Not Applicable	Not Applicable	Non-Principal
Foreign Currency	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Principal	Non-Principal	Not Applicable	Non-Principal
High Yield Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Non-Principal(1)	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Principal	Not Applicable	Principal	Non-Principal
Leverage	Not Applicable	Principal	Non-Principal	Not Applicable	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Principal	Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Non-Principal
Real Estate Investment Trusts ("REITs")	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption Risk	Principal	Principal	Principal	Principal	Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Securitized Products	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Volatility Mitigation	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable
(1)    An Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	MULTI-MANAGER EQUITY LONG/SHORT	OPPORTUNISTIC MUNICIPAL	ORIGIN EMERGING MARKETS	PREFERRED SECURITIES	REAL ESTATE ALLOCATION
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Cayman Subsidiary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities	Non-Principal	Not Applicable	Not Applicable	Principal	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Principal	Non-Principal
Counterparty Risk	Principal	Principal	Not Applicable	Not Applicable	Non-Principal
Derivatives	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Emerging Markets	Principal	Not Applicable	Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Not Applicable	Principal	Non-Principal	Principal
• Growth Stock	Principal	Not Applicable	Principal	Non-Principal	Principal
• Small and Medium Capitalization Companies	Principal	Not Applicable	Principal	Non-Principal	Principal
• Value Stock	Principal	Not Applicable	Principal	Non-Principal	Principal
Fixed Income Securities	Non-Principal	Principal	Not Applicable	Non-Principal	Principal
Foreign Currency	Principal	Not Applicable	Principal	Non-Principal	Principal
Foreign Securities	Principal	Not Applicable	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Hedging	Principal	Principal	Not Applicable	Non-Principal	Not Applicable
High Yield Securities	Non-Principal	Principal	Not Applicable	Principal	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Principal	Principal
Inverse Floating Rate Investments	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Not Applicable	Not Applicable	Non-Principal
Leverage	Principal	Principal	Not Applicable	Non-Principal	Not Applicable
Master Limited Partnerships ("MLPs")	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Not Applicable	Principal	Not Applicable	Principal	Principal
Portfolio Turnover (Active Trading)	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Not Applicable	Principal	Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Not Applicable	Not Applicable	Principal	Principal
Real Estate Securities	Non-Principal	Not Applicable	Not Applicable	Principal	Principal
Redemption Risk	Principal	Not Applicable	Principal	Principal	Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Principal
Short Sales	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Principal	Not Applicable	Non-Principal	Not Applicable
Volatility Mitigation	Principal	Not Applicable	Not Applicable	Non-Principal	Not Applicable

INVESTMENT STRATEGIES AND RISKS	REAL ESTATE DEBT INCOME	SMALL-MIDCAP DIVIDEND INCOME	SYSTEMATEX INTERNATIONAL	SYSTEMATEX LARGE VALUE
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Cayman Subsidiary	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Principal	Non-Principal	Non-Principal
Counterparty Risk	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Emerging Markets	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Equity Securities	Not Applicable	Principal	Principal	Principal
• Growth Stock	Not Applicable	Non-Principal	Principal	Non-Principal
• Small and Medium Capitalization Companies	Not Applicable	Principal	Principal	Non-Principal
• Value Stock	Not Applicable	Principal	Principal	Principal
Fixed Income Securities	Principal	Non-Principal	Not Applicable	Not Applicable
Foreign Currency	Non-Principal	Principal	Principal	Not Applicable
Foreign Securities	Non-Principal	Principal	Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Not Applicable	Not Applicable	Not Applicable
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Principal	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Leverage	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Master Limited Partnerships ("MLPs")	Not Applicable	Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Principal	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Principal	Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Principal	Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal	Non-Principal	Non-Principal
Redemption Risk	Principal	Principal	Not Applicable	Not Applicable
Royalty Trusts	Not Applicable	Principal	Not Applicable	Not Applicable
Securitized Products	Principal	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Arbitrage Trading
A fund employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the fund as it unwinds failed trades. For example, with respect to the convertible arbitrage strategy, an issuer may default or may be unable to make interest and dividend payments when due; with respect to the merger arbitrage strategy, the merger deal may terminate before closing, thereby imposing losses to the fund.
Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the "Borrower"), are secured by specific collateral, and have a claim on the Borrower's assets and/or stock that is senior to that held by the Borrower's unsecured subordinated debtholders and stockholders. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans that will be purchased by a fund are rated below-investment-grade (sometimes called “junk”) or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. Bank loan interests may not be considered “securities,” and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
The primary and secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause a fund to be unable to realize full value and thus cause a material decline in a fund's net asset value. Because transactions in bank loans may be subject to extended settlement periods, a fund may not receive proceeds from the sale of a bank loan for a period of time after the sale. As a result, sale proceeds may not be available to make additional investments or to meet a fund’s redemption obligations for a period of time after the sale of the bank loans, which could lead to a fund having to sell other investments, borrow to meet obligations, or borrow to remain fully invested while awaiting settlement.
Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments may occur.
Cayman Subsidiary
The Diversified Real Asset Fund and the Global Multi-Strategy Fund may each invest up to 25% of its total assets in its respective wholly-owned subsidiary organized under the laws of the Cayman Islands (a “Cayman Subsidiary”). The Cayman Subsidiaries are not registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), and are not subject to all the investor protections of the 1940 Act. However, a fund investing in a Cayman Subsidiary wholly owns and controls such Cayman Subsidiary, and the Funds and Cayman Subsidiaries are managed by Principal Global Investors, LLC ("PGI"). Moreover, the Funds’ Board of Directors have oversight responsibility for the Funds' investment activities, including investments in a Cayman Subsidiary, and over a fund’s role as sole shareholder of a Cayman Subsidiary. Each Cayman Subsidiary is overseen by its own board of directors consisting of three directors. The directors for each Cayman Subsidiary are Nora M. Everett and Michael J. Beer (both interested directors of the Fund) and Tracy Bollin (Chief Financial Officer of the Fund). The Diversified Real Asset Fund and the Global Multi-Strategy Fund are the sole shareholders of their respective Cayman Subsidiary, and shares of the Cayman Subsidiaries will not be sold or offered to other investors.
Each Cayman Subsidiary has entered into a separate management agreement with PGI whereby PGI provides advisory and accounting agency services to the Cayman Subsidiary. Further, PGI, on behalf of the Cayman Subsidiary owned by the Diversified Real Asset Fund, has entered into a subadvisory agreement with Credit Suisse (a current sub-advisor of the Diversified Real Asset Fund). PGI, on behalf of the Cayman Subsidiary owned by the Global Multi-Strategy Fund, has entered into a subadvisory agreement with AQR (a current sub-advisor of the Global Multi-Strategy Fund).

A Fund that invests in a Cayman Subsidiary is indirectly exposed to the particular risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiaries invest in commodity-linked derivatives, including commodity-linked swaps, commodity futures contracts and options on commodities. Each Cayman Subsidiary may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. government securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary's derivatives positions. To the extent that a Fund invests in its respective subsidiary, it will be subject to the particular risks associated with the Cayman Subsidiary’s investments.
The principal purpose of investing in a Cayman Subsidiary is to allow a fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). To qualify as a RIC, a fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If a fund fails to qualify as a RIC, it could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to a fund’s earnings and profits. Shareholders of that fund would therefore be subject to diminished returns. Although certain regulated investment companies have received private letter rulings from the IRS confirming that income derived from its Cayman Subsidiary will constitute qualifying income to the fund for RIC purposes, the IRS no longer issues private letter rulings to that effect, and is reportedly reexamining its position with respect to structures of this kind. The funds have not obtained such a private letter ruling.
Moreover, the Cayman Islands currently does not impose any income, corporate or capital gains tax, or withholding tax, on the Cayman Subsidiaries. If the laws of the Cayman Islands were changed and a Cayman Subsidiary was required to pay Cayman Islands taxes, this may impact a fund’s returns based upon the percentage of assets allocated to commodities at that time.
The IRS recently issued proposed regulations which if finalized would clarify that Cayman Subsidiary’s earnings will only be treated as qualifying income if there is a corresponding distribution to the Fund.  The inability of a Cayman Subsidiary to make distributions corresponding to its earnings could impact the Fund’s ability to qualify as a RIC.
Changes in the laws of the United States and/or the Cayman Islands, particularly with respect to tax laws, could result in the inability of the Funds and/or the Cayman Subsidiaries to operate as described in this prospectus and could negatively affect the Funds and their shareholders.
Commodity-Related Investments
Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock, and precious metals. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international, and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject a fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of a fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity swaps) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.
Contingent Convertible Securities ("CoCos")
Contingent convertible securities (“CoCos”) are hybrid debt securities that are a form of preferred securities. Cocos are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to, the following:

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The occurrence of a conversion event is inherently unpredictable and depends on many factors, some of which will be outside the issuer’s control. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result.

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CoCos may have no stated maturity and fully discretionary coupons. This means coupon (i.e., interest) payments can be canceled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default.

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CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as a fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated.

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The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a fund’s control, and a fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:

•	increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.

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Commodity Index-Linked Notes are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Credit Default Swap Agreements may be entered into by a fund as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Foreign Currency Contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

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Forwards, futures contracts and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and Swap Agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.

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Index/structured securities. Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Emerging Markets
The Fund considers a security to be tied economically to an emerging market country (an “emerging market security”) if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
Usually, the term “emerging market country” (also called a "developing country") means any country that is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). These countries generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe.
Investments in companies of emerging market countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).
Growth Stock
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Small and Medium Market Capitalization Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may therefore be more volatile than the shares of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Stock
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock's intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Funds may invest in fixed-income securities of companies with small- or medium-sized market capitalizations. Investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
If a fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not over-weighted in that region.

Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests.
As of August 31, 2016, the Real Estate Allocation Fund's assets were allocated among the underlying funds as identified in the following table.

Underlying Fund	Real Estate Allocation Fund
Global Real Estate Securities Fund	49.47%
Real Estate Debt Income Fund	50.53
Total	100.00%
A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds. Generally, if an underlying fund offers multiple classes of shares for investment by funds of funds, the Funds will purchase shares of the class with the lowest expense ratio (expressed as a percent of average net assets on an annualized basis) at the time of purchase.
Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Management of funds of funds entails potential conflicts of interest: a fund of fund may invest in affiliated underlying funds; and those who manage the fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund of fund assets to underlying funds from which they receive higher fees.
Geographic Concentration
Greater risks may arise from the geographic concentration (a particular state, such as California or a particular country or region) of investments, as well as the current and past financial condition of municipal issuers in the case of a municipal fund. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.
Hedging
Hedging is a strategy that can be used to limit or offset investment risk. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund's investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund's investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund's investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade bonds, which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine if the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing investments of the fund will determine whether the bond is of a quality comparable to those rated below investment grade), are sometimes referred to as high yield or "junk bonds" and are considered speculative. Such securities could be in default at time of purchase. The Real Estate Allocation Fund may invest in underlying funds that may invest in such securities.
Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, under certain circumstances, such securities may be less liquid than higher rated debt securities.
Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery. To the extent that such high yield issuers undergo a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. High yield bonds oftentimes include complex legal covenants that impose various degrees of restriction on the issuer’s ability to take certain actions, such as distribute cash to equity holders, incur additional indebtedness, and dispose of assets. To the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the detriment of the holder of the fixed-income security, the underlying value of such fixed-income security may decline.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.
The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if those managing the investments of the fund think it is in the best interest of shareholders.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.
Inverse Floating Rate Investments
Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which the funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by the funds. The funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing the funds to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. A fund making such an investment will segregate on its books liquid securities having a value equal to the market value of the bonds underlying the “leveraged” inverse floating rate investment.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.

A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Master Limited Partnerships ("MLPs")
A master limited partnership ("MLP") that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Certain benefits derived from investment in MLPs depend largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate the Fund’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your tax returns. In some circumstances the Fund may need to send you a corrected Form 1099, which could require you to amend your tax returns. For example, if the Fund keeps MLP investments until the basis (generally the price paid for the units, as adjusted downwards with each distribution and allocation of deductions and losses, and upwards with each allocation of taxable income and gain) is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected Form 1099.
If, as a result of a change in current law or a change in an MLP's business, an MLP was treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Municipal Obligations and AMT-Subject Bonds
The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority; generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.
AMT-subject bonds are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively-traded and often have higher transaction costs (which are paid by the fund), may result in higher taxes when fund shares are held in a taxable account, and may lower the fund's performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets.  Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
Preferred Securities
Preferred securities include preferred stock and various types of subordinated debt and convertible securities, including contingent convertible securities ("CoCos"). Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders' claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.

Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
Real estate investment trust securities ("REITs") involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption Risk
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Global Investors, LLC ("PGI") is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, the SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Multi-Asset Income Account and each of the underlying funds. Principal Real Estate Investors, LLC, ("Principal-REI") is sub-advisor to the Real Estate Allocation Fund. Principal-REI also serves as Sub-Advisor to some of the underlying funds. PGI and Principal-REI are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds that it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2016, PFI Principal LifeTime Funds, PFI Principal LifeTime Hybrid Funds, PFI Real Estate Allocation Fund, PFI SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Principal LifeTime Accounts, PVC Multi-Asset Income Account, and PVC SAM Portfolios owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned

Blue Chip Fund	93.49%
Bond Market Index Fund	84.71%
Diversified Real Asset Fund	20.54%
EDGE MidCap Fund	99.97%
Global Multi-Strategy Fund	50.03%
Global Opportunities Fund	98.77%
International Equity Index Fund	53.33%
International Small Company Fund	98.26%
Multi-Manager Equity Long/Short Fund	42.73%
Origin Emerging Markets Fund	70.45%
Preferred Securities Fund	4.05%
Real Estate Debt Income Fund	98.62%
Small-MidCap Dividend Income Fund	31.24%
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Securitized Products
Securitized products are fixed income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s). The fund’s investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment-grade or below-investment-grade.

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Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).

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Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. Certain CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests usually influences the interest rate, credit, and prepayment risks.

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Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.

Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) with the hope of purchasing the same security at a later date at a lower price. A fund may also take a short position in a derivative instrument, such as a future, forward or swap. If the market price of the security or derivatives increases, the fund will suffer a (potentially unlimited) loss when it replaces the security or derivative at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.
Certain funds may also invest the proceeds received from short selling securities, which creates additional leverage. Using such leverage allows the fund to use the proceeds to purchase additional securities, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. Leverage also magnifies the volatility of changes in the value of the fund’s portfolio. The effect of the use of leverage by the fund in a market that moves adversely to its investments could result in substantial losses to the fund, which would be greater than if the fund were not leveraged. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.
The short sale proceeds utilized by a fund to leverage investments are collateralized by all or a portion of such fund’s portfolio. Accordingly, a fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the fund’s margin accounts decline in value, the fund could be subject to a “margin call”, pursuant to which the fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the fund have discretion to change the fund’s margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. The utilization of short sale proceeds for leverage will cause the fund to be subject to higher transaction fees and other costs.
U.S. Government and U.S. Government-Sponsored Securities
U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. Government.
There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
Volatility Mitigation
Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.
MANAGEMENT OF THE FUNDS
The Manager
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager for the Fund. Principal Management Corporation, previously an affiliate of PGI, served as manager to the Fund prior to its merger with and into PGI on May 1, 2017.
Through the Management Agreement with the Fund, PGI provides investment advisory services and certain corporate administrative services for the Fund. Along with serving as investment advisor to the Fund, PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. PGI's address is 711 High Street, Des Moines, IA 50392. PGI also has asset management offices of affiliate advisors in non-U.S. locations including London, Singapore, Tokyo, Hong Kong and Sydney. PGI has been an investment advisor since 1998.
In addition to serving as the investment advisor or manager for all Funds, PGI also serves as a discretionary advisor (directly making decisions to purchase or sell securities) or as one of multiple discretionary advisors for the following Funds: Blue Chip Fund, Dynamic High Yield Explorer Fund (effective June 6, 2017 it will be Dynamic Floating Rate High Income Fund), EDGE MidCap Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund.

•	For the Blue Chip Fund, these services are provided by "Aligned Investors", a specialized boutique of PGI.

•	For the EDGE MidCap Fund and Small-MidCap Dividend Income Fund, these services are provided by "Edge Asset Management", a specialized boutique of PGI.
PGI may provide discretionary advisory services, on a temporary basis, for a portion of the Diversified Real Asset Fund by managing one or more portfolios that seek to track the performance of an index related to a particular sector or asset class. Portfolios that are based on an equity index will typically utilize a “replication” method to purchase all the securities in the index, in the approximate proportions as the index. Portfolios that are based on a fixed income index will typically utilize a “sampling” method to purchase a subset of securities in the index that seeks to construct a portfolio of securities with similar risk, return, and other characteristics as the index.
As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except for the Blue Chip Fund, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. For the Blue Chip Fund, Mr. Nolin and Mr. Rozycki work as a team, sharing day-to-day management of the Fund; however, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may execute trades in Mr. Nolin’s absence.
The Diversified Real Asset, Global Multi-Strategy, Multi-Manager Equity Long/Short Funds have multiple Sub-Advisors. A team within Principal Portfolio StrategiesSM, a specialized boutique of PGI and whose members are identified in each Fund summary, determines the portion of those Funds’ assets that each Sub-Advisor will manage and may reallocate Fund assets among the Sub-Advisors from time-to-time. This team shares authority and responsibility for day-to-day portfolio management, with no limitation on the authority of one portfolio manager in relation to another. The decision to reallocate Fund assets between the Sub-Advisors may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.
The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Jake S. Anonson initially joined Principal® in 1998 and re-joined Principal® in 2012 after working at Miles Capital from 2010-2012. Mr. Anonson is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Mr. Anonson earned a bachelor’s degree in Finance and Economics from the University of Northern Iowa and an M.B.A. from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.
Jessica S. Bush joined Principal® in 2006. Ms. Bush is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Ms. Bush earned a bachelor’s degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.
Daniel R. Coleman has been with PGI since 2017. Prior thereto, he was with Edge Asset Management, Inc. (which merged with and into PGI in 2017) since 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.
Mark P. Denkinger has been with PGI and its affiliates since 1990. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.
Marcus W. Dummer joined Principal® in 2003. Mr. Dummer is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Mr. Dummer earned a bachelor’s degree in Finance and an M.B.A. from the University of Utah. He has earned the right to use the Chartered Alternative Investment Analyst designation.
Kelly A. Grossman joined Principal® in 1991. Ms. Grossman is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Ms. Grossman earned a bachelor’s degree in Mathematics and Computer Science from the University of Northern Iowa. Ms. Grossman is a Fellow of the Society of Actuaries and a member of the American Academy of Actuaries.
Jason Hahn has been with PGI since 2004. He earned a bachelor's degree in Finance and Economics and an M.B.A. in Finance from the University of Iowa. Mr. Hahn has earned the right to use the Chartered Financial Analyst designation.
Christopher Ibach has been with PGI since 2000. He earned a bachelor’s degree in Electrical Engineering and an M.B.A. in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
Theodore Jayne has been with PGI since 2017. Prior thereto, he was a Portfolio Manager with Edge Asset Management, Inc. (which merged with and into PGI in 2017) since 2015. Prior to joining Edge, he was a Managing Director and Portfolio Manager at Wellington Management Company, LLP from 1998 to 2014. He earned a bachelor’s degree in Anthropology from Harvard University. Mr. Jayne has earned the right to use the Chartered Financial Analyst designation.
Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in Finance from the University of Northern Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa.
Tiffany N. Lavastida has been with PGI and its affiliates since 1997. She earned a bachelor’s degree in Finance and an M.B.A. from the University of Iowa. Ms. Lavastida has earned the right to use the Chartered Financial Analyst designation.
Xiaoxi Li has been with PGI since 2006. He earned his bachelor’s degree in Accounting from the University of International Business and Economics, a master’s degree in Accounting from Beijing Technology and Business University, and an M.B.A. from Duke University. He has earned the right to use the Chartered Financial Analyst designation.
Mark R. Nebelung has been with PGI and its affiliates since 1997. Mr. Nebelung is an employee of Principal Global Investors (Europe) Limited and manages Principal Fund assets through PGI pursuant to a participating affiliate arrangement. He earned his bachelor's degree in Actuarial Science and Statistics from the University of Waterloo, Canada. He has earned the right to use the Chartered Financial Analyst designation.
James Noble has been with PGI since 2010. He earned a bachelor’s degree in Finance and an M.B.A. from Hofstra University.
K. William Nolin has been with PGI and its affiliates since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Brian W. Pattinson has been with PGI and its affiliates since 1994. He earned a bachelor’s degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.
Josh Rank has been with PGI since 2013. Prior to that, he worked at Aviva Investors Americas from 2005 to 2013. He earned a bachelor's degree in Finance from Iowa State University. Mr. Rank has earned the right to use the Chartered Financial Analyst designation.
Benjamin E. Rotenberg joined Principal® in 2014. Prior to that, he was employed at Cliffwater LLC from 2007-2014. Mr. Rotenberg is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Mr. Rotenberg earned a bachelor’s degree in International Relations and Russian from Pomona College. He has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.
Tom Rozycki has been with PGI since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Mustafa Sagun has been with PGI since 2000. He earned a bachelor’s degree in Electronics and Engineering from Bogazici University, Turkey, and an M.B.A. in International Economics and Ph.D. in Finance from the University of South Florida. He has earned the right to use the Chartered Financial Analyst designation.
Jeffrey A. Schwarte has been with PGI and its affiliates since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.
David W. Simpson has been with PGI since 2017. Prior thereto, he was with Edge Asset Management, Inc. (which merged with and into PGI in 2017) since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.
Darrin E. Smith has been with PGI since 2007. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.
James Welch has been with PGI since 2014. Prior to that, Mr. Welch was a Senior Portfolio Manager at Castleton Partners, where he was employed from 2013 to 2014; and, from 2009 to 2012, he worked at Standish Mellon Asset Management. Mr. Welch earned a bachelor's degree in Economics from the Pennsylvania State University.
Cash Management Program
For each Fund, PGI may invest excess cash in money market funds, lend it to other Funds pursuant the Funds' interfund lending facility, or invest it in overnight repurchase agreements through the Funds’ joint trade account.
In addition, the following Fund has adopted a special cash management program, which is executed by PGI: Origin Emerging Markets. Pursuant to this program, each listed Fund may invest its excess cash in stock index futures contracts reflecting the Fund's market capitalization to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. PGI believes that, over the long term, this strategy will enhance the investment performance of the Funds.
The Sub-Advisors
PGI has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of PGI to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by PGI. For these services, PGI pays the Sub-Advisor a fee.
PGI or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:
AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, formed in 1998, is an investment management firm that employs a disciplined multi-asset global research process.

AQR is one of the sub-advisors for the Global Multi-Strategy Fund and may use any of the Fund’s investment strategies, including investments in commodity instruments through the Fund’s Cayman Subsidiary. AQR is also the sub-advisor for the systematic global portion of the Multi-Manager Equity Long/Short Fund.

Sub-Advisor:	Ascend Capital, LLC (“Ascend”), 4 Orinda Way, Suite 200-C, Orinda, California 94563, has been an SEC-registered investment advisor since 2006.
Ascend is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the equity long/short strategy; however, it may also use any of the Fund’s other investment strategies from time to time.

Sub-Advisor:
BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the inflation-indexed bonds portion of the Diversified Real Asset Fund.

Sub-Sub-Advisor:	BlackRock International Limited ("BIL"), Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, is a registered investment adviser that was founded in 1995.
BlackRock Financial Management, Inc. (“BlackRock”) and BlackRock International Limited (“BIL”), with the consent of PGI, have entered into a sub-sub-advisory agreement for the Diversified Real Asset Fund. Under the agreement, BIL has agreed to carry out certain investment advisory obligations of BlackRock to manage the Diversified Real Asset Fund’s assets. BlackRock will allocate to BIL a portion of the Diversified Real Asset Fund assets it manages.

Sub-Advisor:
Brookfield Investment Management Inc. (“Brookfield”), Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281, is a registered investment manager that focuses on the listed equity and debt of publicly traded real assets.

Brookfield is the sub-advisor for the global infrastructure portion of the Diversified Real Asset Fund.

Sub-Advisor:	CNH Partners, LLC (“CNH”), Two Greenwich Plaza, Greenwich, CT 06830, is a merger arbitrage, convertible arbitrage and diversified arbitrage research affiliate of AQR.
CNH is one of the sub-advisors for the Global Multi-Strategy Fund and may use any of the Fund’s investment strategies, including investments in commodity instruments through the Fund’s Cayman Subsidiary.

Sub-Advisor:
Credit Suisse Asset Management, LLC (“Credit Suisse”), One Madison Avenue, New York, NY, 10010, is the New York-based Registered Investment Adviser of Credit Suisse Asset Management (CSAM). CSAM, which is part of the International Wealth Management Division of Credit Suisse Group AG, is a global asset manager with a focus on Alternative Investments and select Traditional Investments.

Credit Suisse, as one of the sub-advisors for the Diversified Real Asset Fund, invests in commodity index-linked notes and (indirectly through a Cayman subsidiary) commodity derivatives.

Sub-Advisor:	Finisterre Capital LLP (“Finisterre”), 10 New Burlington Street, London, England W1S 3BE, manages emerging market assets for a variety of investors.
Finisterre is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the emerging market long/short credit strategy; however, it may also use any of the Fund's other investment strategies from time to time.

Sub-Advisor:
Fischer Francis Trees & Watts, Inc. (“FFTW”), 200 Park Avenue, 11th Floor, New York, NY 10166, was founded in 1972 and became a U.S. registered investment advisor with the Securities and Exchange Commission in 1975.

FFTW is the sub-advisor for the currency investment portion of the Diversified Real Asset Fund.

Sub-Advisor:	Gotham Asset Management, LLC (“Gotham”), 535 Madison Avenue, 30th Floor, New York, NY 10022, is a registered investment adviser that manages long/short and long-only investment strategies.
Gotham is the sub-advisor for the systematic quality/value portion of the Multi-Manager Equity Long/Short Fund.

Sub-Advisor:	Graham Capital Management, L.P. (“Graham”), 40 Highland Avenue, Rowayton, Connecticut, 06853, founded in 1994, is an investment management firm that focuses on global macro-oriented strategies.
Graham is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the global macro strategy; however, it may also use any of the Fund’s other investment strategies from time to time.

Sub-Advisor:	KLS Diversified Asset Management LP (“KLS”), 452 Fifth Avenue, 22nd Floor, New York, NY 10018, has been an SEC-registered investment advisor since 2011.
KLS is the sub-advisor for the market-neutral portion of the Global Multi-Strategy Fund.

Sub-Advisor:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111, is an investment advisory firm that was founded in 1926.
Loomis Sayles is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the credit long/short and distressed credit strategy; however, it may also use any of the Fund’s other investment strategies from time to time.

Sub-Advisor:
Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, founded in 2002, is a registered investment adviser offering risk-controlled, active equity management services to a broad range of institutional investors.

Los Angeles Capital is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the equity long/short strategy; however, it may also use any of the Fund’s other investment strategies from time to time.

Sub-Advisor:
Macquarie Capital Investment Management LLC (“Macquarie”), 125 West 55th Street, New York, NY 10019, founded in 2004, is a registered investment advisor that is dedicated to the management of infrastructure securities accounts.

Macquarie is a sub-advisor for the global infrastructure portion of the Diversified Real Asset Fund.

Sub-Advisor:
Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, Suite 3900, San Francisco, CA 94105, specializes in providing domestic and global asset allocation strategies, traditional and enhanced indexing, active equity and fixed income strategies, alternative investments, currency strategies, active commodities, and overlay strategies.

Mellon Capital is the sub-advisor for the Bond Market Index Fund.
The day-to-day portfolio management is shared by multiple portfolio managers who work as a team. Gregg Lee is the lead portfolio manager.
Paul Benson joined Mellon Capital in 2005. He earned a B.A. from the University of Michigan, Ann Arbor. He has earned the right to use the Chartered Financial Analyst designation.
Gregg Lee joined Mellon Capital in 1989. He earned a B.S. from the University of California at Davis in Managerial Economics. He has earned the right to use the Chartered Financial Analyst designation.
Nancy G. Rogers joined Mellon Capital in 1987. She earned a B.S. in Marketing and Finance and an M.B.A. from Drexel University. She has earned the right to use the Chartered Financial Analyst designation.

Stephanie Shu joined Mellon Capital in 2001. She earned a B.S. in Operations Research and Statistics from Fudan University, Shanghai, China and an M.S. from Texas A&M University. She has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Origin Asset Management LLP (“Origin”), One Carey Lane, London, EC2V 8AE, UK manages global equity securities for institutional clients.
Origin is the sub-advisor for the Origin Emerging Markets Fund.
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
John Birkhold has been with Origin since 2009. He earned a B.S. and M.E. in Systems Engineering from the University of Virginia and an M.B.A. in Finance from the University of Chicago.
Chris Carter has been with Origin since 2005. Mr. Carter is a graduate of Gonville & Caius College, University of Cambridge, with an M.A. Honours Degree in Economics and Philosophy.
Nigel Dutson has been with Origin since 2005. Mr. Dutson is a graduate of Surrey University with a B.Sc. Joint Honours Degree in Mathematics & Economics.
Tarlock Randhawa has been with Origin since 2005. Mr. Randhawa is a graduate of Brunel University with a B.Sc. Joint Honours Degree in Mathematics & Management.
Grace Tolley has been with Origin since 2015. Prior to joining Origin, she was employed at Buck Consultants from 2014 to 2015, and at Aon Hewitt from 2010 to 2014. Ms. Tolley has earned a First Class B.Sc. Honours Degree in Mathematics from the University of Birmingham and holds the Investment Manager Certificate.

Sub-Advisor:
Pictet Asset Management SA (“Pictet”), 60 Route Des Acacias, Geneva, Switzerland 1211-73, is authorized and regulated by the FINMA in Switzerland and the SEC in the U.S. and has been an investment advisor since 2006. Pictet provides asset management services for institutional investors and investment funds.

Pictet is the sub-advisor for the global agriculture and global timber portions of the Diversified Real Asset Fund.

Sub-Advisor:
Principal Real Estate Investors, LLC (“Principal - REI”), 711 High Street, Des Moines, IA 50392, was founded in 2000 and manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors.

Principal - REI is the sub-advisor for the Real Estate Allocation Fund, the Real Estate Debt Income Fund and the real estate investment trust portion of the Diversified Real Asset Fund.
As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Scott M. Carson has been with Principal - REI since 2003. He earned a bachelor’s degree in Finance from Iowa State University. Mr. Carson has earned the right to use the Chartered Financial Analyst designation.
Indraneel ("Indy") Karlekar has been with Principal - REI since 2013. Prior to that, he worked at Cole Real Estate Investments (2011-2013). He earned a Ph.D. in Economics from the University of Cambridge.
Marc Peterson has been with Principal - REI since 1992. He earned a bachelor’s degree in Accounting from Luther College and an M.B.A. from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.
Kelly D. Rush has been with Principal - REI since 2000 and the predecessor firms since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Sirios Capital Management, L.P. ("Sirios"), One International Place, 30th Floor, Boston, MA 02110, is a fundamental, bottom-up research-driven investment firm founded in 1999.
Sirios is the sub-advisor for the time arbitrage portion of the Multi-Manager Equity Long/Short Fund.

Sub-Advisor:
Sound Point Capital Management, LP (“Sound Point”), 375 Park Avenue, 33rd Floor, New York, NY 10152, founded in 2009, is a registered investment advisor that provides investment advice and portfolio management services.

Sound Point is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the credit long/short and distressed credit strategies; however, it may also use any of the Fund’s other investment strategies from time to time.

Sub-Advisor:
Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, manages portfolios of preferred securities for corporate, pension fund, insurance and endowment clients, open-end and closed-end mutual funds, and separately managed account programs for high net worth individual investors as well as providing volatility mitigation solutions for some client portfolios.

Spectrum is the sub-advisor for the Capital Securities and Preferred Securities Funds.
The day-to-day portfolio management is shared by a team of portfolio managers, under the leadership of the Chief Investment Officer (who also chairs the Investment Committee) in conjunction with the Credit and Research Team. This group has the authority and responsibility for research, credit selection, ongoing portfolio management and trading. For the Preferred Securities Fund, the volatility mitigation strategies are managed by a team consisting of Mr. Jacoby, Mr. Krishnan, and Mr. Nugent; however, Mr. Nugent is primarily responsible for day-to-day portfolio management for the volatility mitigation strategies.
Fernando (“Fred”) Diaz joined Spectrum in 2000.
Roberto Giangregorio joined Spectrum in 2003. Mr. Giangregorio earned a B.S. and M.S. in Mechanical Engineering from S.U.N.Y. at Stony Brook and the University of Wisconsin-Madison, respectively. He also earned an M.B.A. in Finance from Cornell University.
L. Phillip Jacoby, IV joined Spectrum in 1995. Mr. Jacoby earned a B.S. in Finance from the Boston University School of Management.
Manu Krishnan joined Spectrum in 2004. Mr. Krishnan earned a B.S. in Mechanical Engineering from the College of Engineering, Osmania University, India, an M.S. in Mechanical Engineering from the University of Delaware, and an M.B.A. in Finance from Cornell University. Mr. Krishnan has earned the right to use the Chartered Financial Analyst designation.
Mark A. Lieb founded Spectrum in 1987. Mr. Lieb earned a B.A. in Economics from Central Connecticut State College and an M.B.A. in Finance from the University of Hartford.
Kevin Nugent joined Spectrum in 2012. Mr. Nugent was with Bishop Asset Management, LLC from 2010 to 2012. He earned a B.A. from Ohio Wesleyan University.

Sub-Advisor:	Symphony Asset Management LLC (“Symphony”), 555 California Street, Suite 3100, San Francisco, CA 94104-1534, is a diversified alternative investment manager and was founded in 1994.
Symphony is the sub-advisor for the floating rate debt portion of the Diversified Real Asset Fund.

Sub-Advisor:
Three Bridges Capital, LP ("Three Bridges"), 810 7th Avenue, 32nd Floor, New York, NY 10019, is an independent, specialist investment management firm focused on European Equities, founded in 2011 by Gene Salamon.

Three Bridges is the sub-advisor for the European macro/fundamental portion of the Multi-Manager Equity Long/Short Fund.

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas 66211, formed in October 2002, specializes in listed energy investments.
Tortoise is the sub-advisor for the master limited partnership portion of the Diversified Real Asset Fund.

Sub-Advisor:
Wellington Management Company LLP (“Wellington Management”) has its principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.

Wellington Management is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the equity long/short strategy; however, it may also use any of the Fund’s other investment strategies from time to time.

Sub-Advisor:
York Registered Holdings, L.P. (“York”), 767 Fifth Avenue, 17th Floor, New York, NY 10153, was formed in 2012 as part of a group of companies established in 1991 that manages capital across various strategies. York and certain of its affiliates manage capital for hedge funds, private equity funds, mutual funds, UCITS III-compliant funds and separately managed accounts for institutional investors.

York is one of the sub-advisors for the Global Multi-Strategy Fund and will primarily use the event driven strategy; however, it may also use any of the Fund's other investment strategies from time to time.

Fees Paid to PGI
Each Fund, with the exception of the Capital Securities and Real Estate Allocation Funds, pays PGI a fee for its services, which includes the fee PGI pays to Sub-Advisors, as applicable.
The management fee schedules for the Funds that have not completed a full fiscal year are as follows:

	Management Fee Schedule (as a percentage of the average daily net assets)
Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
EDGE MidCap	0.75%	0.73%	0.71%	0.70%
Multi-Manager Equity Long/Short	1.57%	1.55%	1.53%	1.52%
SystematEx International	0.60%	0.58%	0.56%	0.55%
SystematEx Large Value	0.40%	0.38%	0.36%	0.35%
The Capital Securities Fund will not pay PGI a fee for its services and PGI will not pay Spectrum a fee for Spectrum's sub-advisory services to the Fund. This arrangement recognizes that the Wrap Fee Adviser will receive a fee through the wrap fee program that takes into account the value of any shares of the Fund held by Eligible Wrap Accounts.

Management Fee Schedule (as a percentage of the average daily net assets)
Fund	All Assets
Capital Securities	0.00% (1)

(1)
The table reflects that Principal Global Investors, LLC ("PGI"), the investment advisor, is absorbing all expenses of the Capital Securities Fund. You should be aware, however, that the Capital Securities Fund is an integral part of "wrap-fee" programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Capital Securities Fund. Participants in these programs pay a “wrap” fee to the wrap-fee program's sponsor ("Sponsor").  You should read carefully the wrap-fee brochure provided to you by your Sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the Sponsor and the fees the Sponsor pays to your registered investment advisor.

The fee the Funds paid (as a percentage of the average daily net assets) for the fiscal year ended August 31, 2016 was:
On June 6, 2017, delete Dynamic High Yield Explorer Fund from the following table, and replace with Dynamic Floating Rate High Income Fund.

Blue Chip Fund	0.68%
Bond Market Index Fund	0.25%
Capital Securities Fund	0.00%
Diversified Real Asset Fund	0.81%
Dynamic High Yield Explorer Fund	0.65%
EDGE MidCap Fund	0.75%	(1)
Global Multi-Strategy Fund	1.56%
Global Opportunities Fund	0.83%
International Equity Index Fund	0.25%
International Small Company Fund	1.05%
Multi-Manager Equity Long/Short Fund	1.57%	(3)
Opportunistic Municipal Fund	0.50%
Origin Emerging Markets Fund	1.19%
Preferred Securities Fund	0.70%
Real Estate Allocation Fund	0.00%
Real Estate Debt Income Fund	0.55%
Small-MidCap Dividend Income Fund	0.78%
SystematEx International Fund	0.60%	(2)
SystematEx Large Value Fund	0.40%	(2)

(1)	Operations commenced on September 28, 2015
(2)	Operations commenced on September 22, 2015
(3)	Operations commenced on March 31, 2016
Availability of the discussions regarding the basis for the Board of Directors approval of various management and sub-advisory agreements is as follows:

	Semi-Annual Report to Shareholders for the period ending February 29, 2016		Annual Report to Shareholders for the period ending August 31, 2016
Fund	Management Agreement	Sub-Advisory Agreement	Management Agreement	Sub-Advisory Agreement
Multi-Manager Equity Long/Short			X	X
All Other Funds	X	X
Manager of Managers
The Fund operates as a Manager of Managers. Under the conditions of an order previously received from the SEC (the "unaffiliated order"), the Fund and PGI may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with PGI, without obtaining shareholder approval. PGI may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;

•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.
The SEC has granted an amended exemptive order that expands the relief of the unaffiliated order to allow PGI to enter into and materially amend agreements with wholly-owned affiliated sub-advisors (affiliated sub-advisors which are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) (the "wholly-owned order").
Further, the Fund has applied to the SEC for another amended exemptive order, which if granted would allow PGI to also enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors which are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI) (the "majority-owned order"). There is no assurance, however, that the SEC will grant the majority-owned order.

PGI has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the unaffiliated order, the wholly-owned order, the majority-owned order, or any future order until it receives approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
On June 6, 2017, delete the reference to Dynamic High Yield Explorer Fund from the following paragraph, and replace with Dynamic Floating Rate High Income Fund.
The shareholders of the following Funds have approved reliance, and the Funds intend to rely, on the majority-owned order should the SEC grant that relief in the future, and the wholly-owned order: Dynamic High Yield Explorer Fund, EDGE MidCap Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund, SystematEx International Fund and SystematEx Large Value Fund. The remaining Funds have approved the Fund's reliance on the unaffiliated order and intend to rely on it.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order (in proper form) at our transaction processing center in Canton, Massachusetts. To process your transaction (purchase, redemption, or exchange) on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	before the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all classes (except Class S), if we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.
For all Funds, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
With respect to the Real Estate Allocation Fund, which invests in other registered investment company funds, the Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.
Notes:

•
If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:
Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House (“ACH”) or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.principalfunds.com.
PURCHASE OF FUND SHARES
On June 23, 2017, remove all Class P references.
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares are available in this prospectus.
The Fund reserves the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PGI's opinion, may be disruptive to the Fund. For these purposes, PGI may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.
PGI may recommend to the Board, and the Board may elect, to close certain funds or share classes to new investors or to close certain funds or share classes to new and existing investors.
Principal Funds will not issue certificates for shares.
No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, PGI, any Sub-Advisor, or Principal Funds Distributor, Inc.
Small-MidCap Dividend Income Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on December 1, 2016, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on January 6, 2017, the Small-MidCap Dividend Income Fund (the “Fund”) will no longer be available for purchases from new investors except in limited circumstances.

•
Shareholders, including those in omnibus accounts, who own shares of the Fund as of December 1, 2016 (for retail investors, i.e., non-employer sponsored retirement plan investors) or January 6, 2017, (for employer sponsored retirement plan and IRA investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.

•
Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the Small-MidCap Dividend Income Strategy (i.e. investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) in a fee-based, wrap or advisory account, may add new clients, or purchase shares in the Fund. The Fund will not be available to new RIA and bank trust firms.

•
Shareholders through accounts at private banks may continue to purchase shares and exchange into the Fund. Private Banks that have an investment allocation to the Small-MidCap Dividend Income Strategy may add new clients to the Fund. The Fund will not be available to private bank or private bank platforms not already investing in the Small-MidCap Dividend Income Strategy.

•
Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Fund may continue to purchase shares and exchange into the Fund. Existing broker/dealer wrap or fee-based programs may add new participants.

•
Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Fund. New participants in these plans may elect to purchase shares of the Fund.

•	Retirement plans in transition as of the closure date will have until January 6, 2017, to fund any new accounts in the Fund.

•	Shareholders within brokerage accounts may continue to purchase shares of the Fund; however, new brokerage accounts will not be permitted to begin investing in the Fund after December 1, 2016.

•	529 plans that include the Fund within their investment options may continue to purchase shares and exchange into the Fund.

•	Investors who have a direct investment in the Small-MidCap Dividend Income Strategy may, subject to the approval of the Distributor, purchase shares in the Fund.
At the sole discretion of the Distributor, the Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Procedures for Opening an Account and Making an Investment
Classes A and C Shares
Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting our website to obtain the appropriate forms.
Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional before making decisions about the account and type of investment that are appropriate for them.
Class J Shares
Class J shares are currently available through registered representatives of:

•
Principal Securities, Inc. ("PSI") who are also employees of Principal Life distribution channels used to directly market certain products and services of subsidiaries of Principal Financial Group, Inc. as well as provide retirement plan services and education on topics such as investing and retirement. These PSI registered representatives are with Principal Connection (part of Principal Bank) and Worksite Solutions (part of the Retirement & Income Solutions and US Insurance Solutions Distribution area), and

•	Selected broker-dealers that have entered into a selling agreement to offer Class J shares.
Class J shares are also available through an online IRA rollover tool on www.principalfunds.com.
For more information about Class J shares of the Funds, please call Principal Connection at 1-800-243-4380, extension 704.
Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares
Shares may be purchased from Principal Funds Distributor, Inc. (“PFD” or “the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of Principal®. There are no sales charges on Institutional Class or Classes P, R-1, R-2, R-3, R-4, R-5, R-6, and S shares of the Fund.
Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.

Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
Principal Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. Principal Funds will not establish accounts that are for the benefit of a business/organization that is illegal under Federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of a Fund available in that share class. PGI reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.
Class C Shares - Money Market Fund
Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund.

Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, and R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other arrangements; such plans or arrangements may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor's financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Eligible purchasers currently include, but are not limited to:	P	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services		X	X	X	X	X	X	X
separate accounts of Principal Life		X	X	X	X	X	X	X
Principal Life or any of its subsidiaries or affiliates		X	X	X	X	X	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds		X	X	X	X	X	X	X
clients of Principal Global Investors, LLC	X	X	X	X	X	X	X	X
certain employer sponsored retirement plans with plan level omnibus accounts		X	X	X	X	X	X	X
certain pension plans and employee benefit plans		X	X	X	X	X	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans		X	X	X	X	X	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate
		X	X	X	X	X	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services		X	X	X	X	X	X	X
investors investing at least $1,000,000 per fund		X						X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X	X						X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X	X						X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping		X						X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations		X						X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity		X						X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate		X						X
the portfolio manager of any adviser to the fund		X						X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X	X						X
Class R-1 and Class R-2 Shares
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. However, if a retirement plan currently offers Class R-1 or Class R-2, such plans will be allowed to continue to invest in these share classes through: Funds they currently offer in their plans or Funds they add to their plans.

Class S Shares
Eligibility to invest in the Capital Securities Fund is limited to certain wrap-fee program accounts. Only wrap-fee program accounts as to which Spectrum and/or Principal Global Investors, LLC ("PGI") have an agreement with the wrap-fee program’s sponsor (“Sponsor”) or the wrap account owner to provide investment advisory or sub-advisory services (either directly or by providing a model investment portfolio created and maintained by Spectrum and/or PGI to the Sponsor or one or more Sponsor-designated investment managers) ("Eligible Wrap Accounts") are eligible to purchase shares of the Fund. References to Wrap Fee Adviser shall mean Spectrum and/or PGI in their role providing such services to Eligible Wrap Accounts.
A client agreement with the Sponsor to open an account in the Sponsor’s wrap-fee program typically may be obtained by contacting the Sponsor or your financial advisor. Purchase and sale decisions regarding Fund shares for your wrap account ordinarily will be made by the Wrap Fee Adviser, the Sponsor or a Sponsor-designated investment manager, depending on the particular wrap-fee program in which your wrap account participates. If your wrap-fee account’s use of the Wrap Fee Adviser’s investment style is terminated by you, the Sponsor or the Wrap Fee Adviser, your wrap account will cease to be an Eligible Wrap Account and you will be required to redeem all your shares of the Capital Securities Fund. Each Eligible Wrap Account, by purchasing shares, agrees to any such redemption.
Minimum Investments
Classes A, C, and J Shares
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.
Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan ("AIP") is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually.
Minimum initial and subsequent investments may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.
Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser.
Payment
Classes A, C, and J Shares
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.
You may reinvest your redemption proceeds, dividend payment or capital gain distribution without an initial sales charge or contingent deferred sales charge, in the same share class of any other Fund of Principal Funds within 90 days of the date of the redemption. To purchase the shares without a sales charge (initial or contingent deferred) as described in this section, the shareholder must notify Principal Funds at the time of reinvestment that the shareholder is reinvesting proceeds within 90 days of the date of redemption. The original redemption will be considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested within 90 days. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Your Financial Professional can help you establish an Automatic Investment Plan ("AIP"). You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day before your selected day.
Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
REDEMPTION OF FUND SHARES
On June 23, 2017, remove all Class P references.
You may redeem any class of shares of the Fund upon request. There is no charge for the redemption. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form. The amount you receive will be reduced by any applicable CDSC except as noted below; see Choosing a Share Class and the Costs of Investing, One-Time Fee - Contingent Deferred Sales Charge ("CDSC"), CDSC Waiver for Classes A, C, and J Shares.
Principal Funds typically sends the sale proceeds on the next business day (a day when the NYSE is open for normal business) after the sell order is received, regardless of whether the sell order is made by check, wire, or an automated clearing house transfer. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to seven calendar days.
Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents. Funds that are included in the cash management program (as described under MANAGEMENT OF THE FUNDS-Cash Management Program) may also meet such requests by selling liquid index futures. In situations in which investment holdings in cash, cash equivalents, or, with respect to funds in the cash management program, index futures are not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. Funds may also choose to sell portfolio assets for the purpose of meeting such requests. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
Classes A, C, and J Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b), and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,

•	partial interest in the account, or

•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 ½.
Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and

•	mailed to the address on the account (if not changed within last 15 days) or sent by wire or ACH to previously authorized U.S. bank account.
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

•	when an owner has died;

•	for certain employee benefit plans; or

•	owned by corporations, partnerships, agents, or fiduciaries.
Except as described above, you may redeem shares of the Funds in any of the following ways:
By Mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone or Website, in amounts of $100,000 or less
To sell shares by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.

•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.

•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

•	If our phone lines are busy or our website is unavailable, you may need to send in a written sell order.
Telephone and/or Website redemption privileges are NOT available for all account types.
Classes A, C, and J Shares - Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,

•	sending us your written instructions,

•	completing a Systematic Withdrawal Plan Request form, or

•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:

•	you instruct us to stop or

•	your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, and R-6 Shares
You may redeem shares of the Funds in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.
By mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By telephone
To sell shares by telephone:

•	Telephone privileges must apply to the account from which the shares are sold.

•	A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.

•
A maximum amount (listed below) of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account:

◦$10,000,000 for Institutional Class.
◦$100,000 for Class P.
◦$500,000 for Classes R-1, R-2, R-3, R-4, R-5, and R-6.

•
A maximum of $500,000 ($100,000 for Class P) of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.

•	If our telephone lines are busy, you may need to send in a written sell order.
Class S Shares
The Eligible Wrap Account may redeem shares of the Fund upon request. If you cease to be an Eligible Purchaser, you will be required to redeem all your shares of the Capital Securities Fund. Each Eligible Wrap Account, by purchasing shares, agrees to any such redemption. An Eligible Wrap Account may redeem shares through its intermediary.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.
EXCHANGE OF FUND SHARES
On June 23, 2017, remove all Class P references.
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. To prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or PGI believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
Classes A, C, and J Shares
Your shares in the Funds (except Money Market) may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:

•	sending a written request to Principal Funds,

•	using our website, or

•	calling us, if you have telephone privileges on the account.
Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:

•	Class A shares of other Funds.

•	If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.

•
If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.

•	Class C shares of other Funds - subject to the applicable CDSC.
Automatic Exchange Election
This election authorizes an exchange from one fund of Principal Funds to another fund of Principal Funds on a monthly, quarterly, semiannual, or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,

•	calling us if telephone privileges apply to the account from which the exchange is to be made,

•	sending us your written instructions, or

•	completing an Automatic Exchange Election form.
Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or

•	your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.
General

•	An exchange by any joint owner is binding on all joint owners.

•
If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.

•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.

•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore, exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,

•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,

•	a single owner to a Uniform Transfers to Minors Act (“UTMA”) account if the owner of the single owner account is also the custodian on the UTMA account, or

•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
Class P Shares
A shareholder, including a beneficial owner of shares held in nominee name, may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary may impose restrictions on exchanges.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,

•	the share class of such other Fund is available through the plan, and

•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by managers of funds of funds in shares of the underlying Funds.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restrictions described above, Fund management may waive these restrictions based on:

•	Exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in Fund shares; or

•	The implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in Fund shares.
Class S Shares
Class S shares of the Capital Securities Fund are not subject to exchange.
DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day before the payment date. The payment schedule is as follows:

•	The Opportunistic Municipal Fund declares dividends of its daily net investment income each day its shares are priced. The Fund pays out its accumulated declared dividends monthly.

•	The Capital Securities, Dynamic High Yield Explorer, Preferred Securities, and Real Estate Debt Income Funds pay their net investment income monthly.

•	The Real Estate Allocation and Small-MidCap Dividend Income Funds pay their net investment income quarterly in March, June, September, and December.

•
The Blue Chip, Bond Market Index, Diversified Real Asset, EDGE Midcap, Global Multi-Strategy, Global Opportunities, International Equity Index, International Small Company, Multi-Manager Equity Long/Short, Origin Emerging Markets, SystematEx International, and SystematEx Large Value Funds pay their net investment income annually in December.

On June 6, 2017, delete the second bullet in the preceding paragraph, and replace with the following:

•	The Capital Securities, Dynamic Floating Rate High Income, Preferred Securities, and Real Estate Debt Income Funds pay their net investment income monthly.
For more details on the payment schedule, go to: www.principalfunds.com/taxcenter.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
For all classes (except Class S), dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

•	paid in cash, if the amount is $10 or more.
All income dividend and capital gains distributions, if any, on a Fund's Class S shares are paid out in cash.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:

•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Funds; and

•	Increase expenses of the Funds due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.
For all Classes (except Class S), the Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder.
If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;

•	Limiting the number of exchanges during a year; and

•	Taking such other action as directed by the Fund.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
In addition to taking any of the foregoing actions, if we, or a Fund, deem abusive trading practices to be occurring, we may require a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption).
With respect to these classes, the Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

Class S Shares
After considering various factors, including the intended use of the Capital Securities Fund as an investment vehicle for a specific purpose, the limited availability of Fund shares to investors, and the anticipated manner in which purchase and redemption decisions will be made and implemented, the Fund’s Board has determined that it is not necessary to impose a redemption fee or excessive trading restrictions to implement the Fund’s policy of not knowingly accommodating excessive trading in Fund shares.
TAX CONSIDERATIONS
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or (except for Class S shares) are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 28%. The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Any gain resulting from the redemption or exchange (except for Class S shares, which are not subject to exchange), of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange (except for Class S shares, which are not subject to exchange). If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
Funds Investing in Securities Generating Tax-Exempt Income
Distributions designated as “exempt-interest dividends” by Funds investing in securities generating tax-exempt income are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in such Funds may have on the federal taxation of your benefits. Some Funds invest in “AMT-subject bonds,” which are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. A portion of such Funds' distributions may, therefore, be subject to federal income taxes or to the federal alternative minimum tax. Some Funds may invest a portion of their assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by such Funds will be taxable as described in this section. A portion of the dividends paid by such Funds may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in such Funds.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
On June 23, 2017, remove all Class P references.
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase. Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,

•	the amount of time you plan to hold the investment,

•	any plans to make additional investments in the Principal Funds, and

•	eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Classes A, C, and J Shares
There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers from your Financial Professional.
In some cases, the initial sales charge or contingent deferred sales charge may be waived or reduced. To receive a waiver or reduction in the initial sales charge or contingent deferred sales charge, you or your Financial Professional must let the Fund know at the time you purchase or redeem shares that you qualify for such a waiver or reduction. It may be necessary for you to provide information and records, such as account statements, to determine your eligibility. If you or your Financial Professional do not let the Fund know that you are eligible for a waiver or reduction, it is possible you will not receive a sales charge discount to which you are otherwise entitled.
Class C Shares
Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to higher distribution fees.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Classes A, B, C, and J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.
Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. For Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, and R-6 shares, there is no sales charge on Fund shares purchased with reinvested dividends or other distributions; for S Class shares, Fund shares are not purchased with reinvested dividends or other distributions.
One-Time Fee - Initial Sales Charge
Class A Shares
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”
On June 6, 2017, delete Dynamic High Yield Explorer in the following Class A Sales Charges table, and replace with Dynamic Floating Rate High Income.

Class A Sales Charges(1) Diversified Real Asset, Dynamic High Yield Explorer, Global Multi-Strategy, Opportunistic Municipal, Preferred Securities, and Real Estate Debt Income Funds
	Sales Charge as % of:
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as % of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Class A Sales Charges(1)
Blue Chip, Global Opportunities, International Small Company, Multi-Manager Equity Long/Short, Origin Emerging Markets, Real Estate Allocation, and Small-MidCap Dividend Income Funds

	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as % of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(3)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

(2)
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

(3)
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Initial Sales Charge Waiver or Reduction
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of initial (front-end) sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and reductions not available through a particular intermediary, you will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or reductions.
Initial Sales Charge Waiver - if purchasing shares directly from the Fund or intermediaries other than Merrill Lynch:

•	No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.

•
You may reinvest the Funds’ Class A share redemption proceeds without a sales charge within 90 days of the redemption, if you previously paid a sales charge. Shares invested directly within the Class A Money Market Fund are not eligible for this waiver; however, shares in the Money Market Fund that were obtained by exchange of another Fund that imposed an initial sales charge are eligible.

•	A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•
current and former Directors of Principal Funds, member companies of Principal®, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age and including in-laws), and parents, including in-laws) and trusts created by or primarily for the benefit of these individuals;

•	any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that makes available shares of a Fund;

•
clients investing in Class A shares through a “wrap account” or investment product offered through broker-dealers, registered investment advisors, and other financial institutions under which clients may pay a fee to the broker-dealer, registered investment advisor, or financial institution;

•
any investor who buys Class A shares through an omnibus account held by financial intermediaries, such as a bank, broker-dealer, or other financial institution, and that does not accept or charge the initial sales charge;

•	financial intermediaries who offer shares to self-directed investment brokerage accounts; and

•
retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account. For clarification, such plans do not include individual retirement arrangements under IRC Section 408, such as Simplified Employee Pensions (SEP), SIMPLE IRAs or other IRAs.

•
The following two bullet points are only applicable to intermediaries that are affiliated with Principal Financial Group, Inc. A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•Premier Credit Union when the shares are owned directly with Principal Funds; and
•non-ERISA clients of Principal Global Investors LLC.
Initial Sales Charge Reduction - if purchasing shares directly from the Fund or intermediaries other than Merrill Lynch:

(1)
Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children (including children of your spouse or domestic partner) age 25 or under, and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of the Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Fund shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

(2)
Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13-month period. If the intended investment is not made (or shares are sold during the 13-month period), sufficient shares will be sold to pay the additional sales charge due. If a shareholder who signs an SOI dies within the 13-month period, no additional front-end sales charge will be required and the SOI will be considered met. An SOI is not available for 401(a) plan purchases.

(3)
The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Diversified Real Asset Fund, Global Multi-Strategy Fund, and Preferred Securities Fund shares.

(4)
The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction plan established before March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Diversified Real Asset Fund, Global Multi-Strategy Fund, and Preferred Securities Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.

Initial Sales Charge Waiver or Reduction - if purchasing shares from Merrill Lynch (effective April 10, 2017):
Effective April 10, 2017, if you purchase Fund shares through a Merrill Lynch platform or account you will be eligible only for the following initial sales charge waivers and reductions, which differ from those disclosed elsewhere in this prospectus or the SAI.
Initial Sales Charge Waivers on Class A Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

Initial Sales Charge Reductions Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Class A shares and Class C shares of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of Class A shares and Class C shares within a fund family, through Merrill Lynch, over a 13-month period of time

Class C Shares
Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.
Institutional Class and Classes J, P, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge (“CDSC”)
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class A Shares
Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of Fund shares that are of sufficient size to qualify for a 0.00% sales charge as disclosed in the “Class A Sales Charges” table.
The CDSC generally applicable to redemptions of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.
Class C Shares
Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. Within 90 days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12-month CDSC.
Class J Shares
If you sell your Class J shares within 18 months of purchase, a CDSC may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. Within 90 days after the sale of J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen-month CDSC.
Institutional Class and Classes P, R-1, R-2, R-3, R-4, R-5, R-6, and S Shares
These share classes are not subject to a CDSC.
CDSC Waiver
The CDSC may be waived on Classes A, C, and J shares of the Funds; waivers vary depending on how shares are purchased. Certain waivers and reductions apply when shares are purchased directly from the Fund; others apply when shares are purchased through an intermediary. Different intermediaries have differing waivers or reductions.
CDSC Waiver - if purchasing shares directly from the Fund or intermediaries other than Merrill Lynch:
For Classes A, C, and J shares, the CDSC is waived on shares:

•	redeemed within 90 days after an account is re-registered due to a shareholder's death;

•	redeemed to pay surrender fees;

•	redeemed to pay retirement plan fees;

•	redeemed involuntarily from accounts with small balances;

•	redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased before the disability;

•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•
redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;

•	redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or

•
redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)

For Class J shares, the CDSC also is waived on shares:

•	redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or

•
of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc.

CDSC Waiver - if purchasing shares from Merrill Lynch (effective April 10, 2017):
Effective April 10, 2017, if you purchase Fund shares through a Merrill Lynch platform or account you will be eligible only for the following CDSC waivers, which differ from those disclosed elsewhere in this prospectus or the SAI.
CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Ongoing Fees
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
The Real Estate Allocation Fund, as a shareholder in underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of the Real Estate Allocation Fund is net of the underlying funds' operating expenses.
With the exception of Class S of the Capital Securities Fund, each Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:

•	Management Fee (all Classes except Class S) — Through the Management Agreement with the Fund, PGI has agreed to provide investment advisory services and corporate administrative services to the Fund.

•
Distribution Fee (Classes A, C, J, R-1, R-2, R-3, and R-4) — Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for the foregoing classes. Under the plan, these classes of each Fund pay a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time, these fees may exceed other types of sales charges.

•
Other Expenses — (all Classes except Class S) - A portion of expenses that are allocated to all classes of the Fund. Other expenses include interest expense, expenses related to fund investments, and index licensing fees. Additional examples of other expenses include:

•
Transfer Agent Fee (all Classes except Class S) - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to these classes. For Class J shares, these services are currently provided at a rate that includes a profit; for Classes A,

C, P, and Institutional Class shares, these services are currently provided at cost. The Fund does not pay for these services for Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares.

•
Certain Operating Expenses (Institutional Class and Classes A, C, J, P, and R-6) - expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.

•
Service Fee (Classes R-1, R-2, R-3, R-4, and R-5) - PGI has entered into a Service Agreement with the Fund under which PGI is required to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members), such as responding to plan sponsor and plan member inquiries.

•
Administrative Services Fee (Classes R-1, R-2, R-3, R-4, and R-5) - PGI has entered into an Administrative Services Agreement with Principal Funds under which PGI is required to provide shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.

•	Acquired Fund Fees and Expenses (all Classes except Class S) - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Class S Shares
The Capital Securities Fund does not pay any direct advisory, administrative, or other fees. PGI, the investment advisor, has contractually agreed to absorb all expenses of the Capital Securities Fund. PGI also pays or absorbs expenses attributable to Class S shares by paying expenses normally payable by the Capital Securities Fund, excluding interest expense.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
On June 23, 2017, remove all Class P references.
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of Principal®.
Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Classes A, C, J, R-1, R-2, R-3, and R-4 shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund’s Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. These intermediaries include Principal Securities, Inc., a broker-dealer affiliated with PGI. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
A	0.25%
C	1.00%
J	0.15%
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class, and the activities vary depending on the share class. In addition to shareholder services, examples of such sales or distribution related expenses include, but are not limited to:

•	Compensation to salespeople and selected dealers, including ongoing commission payments.

•	Printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.
Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.
Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans when the Board directs the implementation of the closure of a fund.
Classes A and C Shares
Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.
Class J Shares
Effective December 31, 2016, the Distributor has voluntarily agreed to limit the Distribution Fees attributable to Class J. The voluntary fee waiver will reduce the Fund’s Distribution Fees by 0.030%. The voluntary waiver may be revised or terminated at any time without notice to shareholders.

Commissions, Finder’s Fees, and Ongoing Payments
See "Choosing a Share Class and The Costs of Investing" for more details.
Class A Shares
All or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges.
In lieu of commissions, the Distributor may pay intermediaries a finder’s fee on initial investment by qualified retirement plans in omnibus accounts which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial investment that the transaction is eligible for the payment of a finder’s fee. The finder’s fee on such initial investments may be up to 1.00% on initial investments between $500,000 and $4,999,999, 0.50% on initial investments between $5 million and $49,999,999, 0.25% on initial investments of $50 million or more. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The intermediary shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finder’s fee to the Distributor to the extent shares are redeemed within 12 months of the initial investment or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.
Classes A, J, R-1, R-2, R-3, and R-4 Shares
Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at a rate that varies by class, as noted above under “Distribution and/or Service (12b-1) Fees.”
Class C Shares
The Distributor will pay, at the time of your purchase, a commission to your intermediary equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary as noted above under “Distribution and/or Service (12b-1) Fees.”
Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Classes A, C, J, and P Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, including compensation for referrals, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
PGI or its affiliates may also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
Institutional Class and Classes R-1, R-2, R-3, R-4, and R-5 Shares
In addition to payments pursuant to 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. For Classes R-1, R-2, R-3, R-4, and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus as Other Expenses. For Institutional Class shares, in some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates may also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.

For Institutional Class shares, such payments may vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans, and it also receives compensation paid by PGI from its own resources.
Institutional Class and Classes A, C, J, P, R-1, R-2, R-3, R-4, and R-5 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.
The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
Classes S and R-6 Shares
The Distributor and its affiliates do not pay compensation to intermediaries for distribution or other services for Classes S and R-6 shares. For more information, see the Statement of Additional Information (SAI).
FUND ACCOUNT INFORMATION
On June 23, 2017, remove all Class P references.
Statements
You will receive quarterly statements for the Funds you own, or if you purchase through a third party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.
Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:

•	purchases of shares from reinvested dividends and/or capital gains,

•	purchases under an Automatic Investment Plan,

•	sales under a Systematic Withdrawal Plan, or

•	purchases or sales under an Automatic Exchange Election;

•	used to fund certain individual retirement or individual pension plans; or

•	established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;

•
may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or

•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.

Signature Guarantees
For all classes (except Class S), certain transactions require that your signature be guaranteed. A signature guarantee may help protect your account against fraud. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. We reserve the right to require a signature guarantee on any transaction.

Signature guarantees are required in any of the following circumstances:	A	C	J	Inst.	P	R-1	R-2	R-3	R-4	R-5	R-6
if you sell more than $100,000 (in the aggregate) from the Funds	X	X	X
if you sell more than $500,000 (in the aggregate) from the Funds				X	X	X	X	X	X	X	X
if you sell more than $10,000,000 if you have the proceeds sent electronically to a previously authorized U.S. bank account				X
if a sales proceeds check is payable to a party other than the account shareholder(s)				X		X	X	X	X	X	X
if a sales proceeds check is payable to a party other than the account shareholder(s) or Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Principal Securities, Inc. payable through Pershing
	X	X	X		X
to change ownership of an account	X	X	X	X	X	X	X	X	X	X	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X	X	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X	X	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account
	X	X	X	X	X	X	X	X	X	X	X
to exchange or transfer among accounts with different ownership	X	X	X	X	X	X	X	X	X	X	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X	X	X	X	X	X	X	X	X	X	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
Classes A, C, and J Shares - Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semiannual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within thirty (30) days after we receive your request.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended August 31, 2016, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
BLUE CHIP FUND
Class A shares
2016	$15.52	$(0.04)	$1.69	$1.65	$(0.01)	$(0.31)	$(0.32)	$16.85	10.77%
2015	15.07	(0.01)	0.86	0.85	(0.02)	(0.38)	(0.40)	15.52	5.78
2014(d)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07	16.83 (e)
Class C shares
2016	15.33	(0.16)	1.66	1.50	–	(0.31)	(0.31)	16.52	9.93
2015	14.97	(0.12)	0.86	0.74	–	(0.38)	(0.38)	15.33	5.04
2014(d)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97	15.99 (e)
Class P shares
2016	15.62	0.02	1.70	1.72	(0.06)	(0.31)	(0.37)	16.97	11.21
2015	15.13	0.08	0.85	0.93	(0.06)	(0.38)	(0.44)	15.62	6.25
2014(d)	12.93	0.10	2.14	2.24	(0.04)	–	(0.04)	15.13	17.36 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$36,575	1.28%	1.28%(c)	(0.26)%	36.4%
20,629	1.35	1.39 (c)	(0.04)	26.2
8,637	1.35 (f)	1.95 (c),(f)	0.25 (f)	34.4 (f)

21,705	2.08	2.08 (c)	(1.06)	36.4
11,985	2.10	2.33 (c)	(0.77)	26.2
3,321	2.10 (f)	4.22 (c),(f)	(0.51)(f)	34.4 (f)

17,494	0.87	0.87 (c)	0.15	36.4
6,905	0.89	1.41 (c)	0.53	26.2
2,176	0.90 (f)	3.24 (c),(f)	0.75 (f)	34.4 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
BLUE CHIP FUND
Institutional shares
2016	$15.63	$0.05	$1.70	$1.75	$(0.07)	$(0.31)	$(0.38)	$17.00	11.39%
2015	15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63	6.46
2014	12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14	22.07
2013	10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44	17.74
2012(c)	10.00	0.02	0.62	0.64	–	–	–	10.64	6.40 (d)
R-3 shares
2016(f)	15.64	(0.01)	1.33	1.32	–	–	–	16.96	8.44 (d)
R-4 shares
2016(f)	15.64	–	1.34	1.34	–	–	–	16.98	8.57 (d)
R-5 shares
2016(f)	15.64	0.01	1.34	1.35	–	–	–	16.99	8.63 (d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,257,265	0.69%	0.69%(b)	0.33%	36.4%
1,226,210	0.71	0.71 (b)	0.61	26.2
421,601	0.72	0.72 (b)	0.85	34.4
179,732	0.75	0.95 (b)	1.46	1.3
5,321	0.75 (e)	4.83 (b),(e)	0.87 (e)	7.3 (e)

11	1.26 (e)	–	(0.13)(e)	36.4 (e)

11	1.07 (e)	–	0.05 (e)	36.4 (e)

11	0.95 (e)	–	0.19 (e)	36.4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from June 14, 2012, date operations commenced, through August 31, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from March 29, 2016, date operations commenced, through August 31, 2016.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
BOND MARKET INDEX FUND
Class J shares
2016	$10.82	$0.13	$0.40	$0.53	$(0.17)	$(0.01)	$(0.18)	$11.17	4.98%(b)
2015	10.94	0.12	(0.06)	0.06	(0.16)	(0.02)	(0.18)	10.82	0.60 (b)
2014	10.63	0.14	0.36	0.50	(0.19)	–	(0.19)	10.94	4.76 (b)
2013	11.17	0.11	(0.47)	(0.36)	(0.17)	(0.01)	(0.18)	10.63	(3.34)(b)
2012	10.86	0.16	0.36	0.52	(0.21)	–	(0.21)	11.17	4.84 (b)
Institutional shares
2016	11.02	0.20	0.39	0.59	(0.21)	(0.01)	(0.22)	11.39	5.52
2015	11.01	0.17	0.08	0.25	(0.22)	(0.02)	(0.24)	11.02	2.26 (e)
2014	10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01	5.25
2013	11.27	0.17	(0.48)	(0.31)	(0.24)	(0.01)	(0.25)	10.71	(2.88)
2012	10.95	0.23	0.36	0.59	(0.27)	–	(0.27)	11.27	5.50
R-1 shares
2016	10.80	0.10	0.39	0.49	(0.12)	(0.01)	(0.13)	11.16	4.60
2015	10.93	0.08	(0.05)	0.03	(0.14)	(0.02)	(0.16)	10.80	0.25
2014	10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93	4.38
2013	11.15	0.07	(0.47)	(0.40)	(0.14)	(0.01)	(0.15)	10.60	(3.68)
2012	10.85	0.13	0.36	0.49	(0.19)	–	(0.19)	11.15	4.57
R-2 shares
2016	10.80	0.11	0.39	0.50	(0.11)	(0.01)	(0.12)	11.18	4.76
2015	10.92	0.09	(0.06)	0.03	(0.13)	(0.02)	(0.15)	10.80	0.32
2014	10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92	4.55
2013	11.16	0.09	(0.47)	(0.38)	(0.16)	(0.01)	(0.17)	10.61	(3.54)
2012	10.86	0.15	0.35	0.50	(0.20)	–	(0.20)	11.16	4.67
R-3 shares
2016	10.79	0.13	0.40	0.53	(0.15)	(0.01)	(0.16)	11.16	5.00
2015	10.92	0.11	(0.06)	0.05	(0.16)	(0.02)	(0.18)	10.79	0.47
2014	10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92	4.81
2013	11.19	0.11	(0.49)	(0.38)	(0.19)	(0.01)	(0.20)	10.61	(3.48)
2012	10.89	0.16	0.36	0.52	(0.22)	–	(0.22)	11.19	4.87

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$33,765	0.76%	0.83%(c)	1.23%	151.8%
25,430	0.71	0.78 (c)	1.13	319.5
25,535	0.79	0.87 (c)	1.34	162.0
25,256	0.77	0.97 (c)	1.04	131.7
31,642	0.89	1.07 (c)	1.47	144.0

1,648,408	0.23	0.26 (d)	1.75	151.8
1,154,916	0.23	0.26 (d)	1.55	319.5
922,012	0.26	0.26 (d)	1.88	162.0
1,462,194	0.26	0.26 (d)	1.54	131.7
1,553,862	0.26	0.26 (d)	2.06	144.0

1,913	1.11	1.14 (d)	0.88	151.8
1,436	1.11	1.15 (d)	0.73	319.5
1,290	1.14	1.14 (d)	1.00	162.0
1,513	1.14	1.14 (d)	0.68	131.7
2,253	1.14	1.14 (d)	1.20	144.0

2,940	0.98	1.01 (d)	1.01	151.8
3,334	0.98	1.02 (d)	0.85	319.5
4,006	1.01	1.01 (d)	1.13	162.0
3,985	1.01	1.01 (d)	0.81	131.7
4,794	1.01	1.01 (d)	1.33	144.0

16,998	0.80	0.83 (d)	1.19	151.8
14,851	0.80	0.84 (d)	1.04	319.5
13,786	0.83	0.83 (d)	1.31	162.0
11,485	0.83	0.83 (d)	0.98	131.7
10,082	0.83	0.83 (d)	1.50	144.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Excludes expense reimbursement from Manager.
(e)
During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(f)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
BOND MARKET INDEX FUND
R-4 shares
2016	10.84	0.15	0.39	0.54	(0.19)	(0.01)	(0.20)	11.18	5.10
2015	10.95	0.14	(0.06)	0.08	(0.17)	(0.02)	(0.19)	10.84	0.79
2014	10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95	4.87
2013	11.21	0.13	(0.48)	(0.35)	(0.20)	(0.01)	(0.21)	10.65	(3.23)
2012	10.90	0.19	0.36	0.55	(0.24)	–	(0.24)	11.21	5.16
R-5 shares
2016	10.85	0.16	0.41	0.57	(0.18)	(0.01)	(0.19)	11.23	5.24 (f)
2015	10.97	0.15	(0.07)	0.08	(0.18)	(0.02)	(0.20)	10.85	0.87 (f)
2014	10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97	5.05
2013	11.23	0.14	(0.48)	(0.34)	(0.22)	(0.01)	(0.23)	10.66	(3.16)
2012	10.92	0.20	0.36	0.56	(0.25)	–	(0.25)	11.23	5.25

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

36,951	0.61	0.64 (d)	1.38	151.8
24,500	0.61	0.65 (d)	1.25	319.5
7,649	0.64	0.64 (d)	1.50	162.0
7,137	0.64	0.64 (d)	1.17	131.7
6,175	0.64	0.64 (d)	1.74	144.0

31,929	0.49	0.52 (d)	1.50	151.8
28,385	0.49	0.53 (d)	1.34	319.5
56,079	0.52	0.52 (d)	1.62	162.0
25,057	0.52	0.52 (d)	1.29	131.7
21,032	0.52	0.52 (d)	1.80	144.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Excludes expense reimbursement from Manager.
(e)
During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(f)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
CAPITAL SECURITIES FUND
Class S shares
2016	$9.87	$0.57	$0.07	$0.64	$(0.53)	$–	$(0.53)	$9.98	6.77%
2015	10.12	0.57	(0.24)	0.33	(0.56)	(0.02)	(0.58)	9.87	3.34
2014(c)	10.00	0.25	0.06	0.31	(0.19)	–	(0.19)	10.12	3.12 (d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$298,208	0.00% (b)	5.89%	8.8%
133,380	0.00 (b)	5.73	10.2
67,398	0.00 (b),(e)	5.38 (e)	16.9 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from March 14, 2014, date shares first offered, through August 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
DIVERSIFIED REAL ASSET FUND
Class A shares
2016	$11.22	$0.17	$(0.27)	$(0.10)	$(0.05)	$–	$(0.05)	$11.07	(0.85)%
2015	13.18	0.13	(1.88)	(1.75)	(0.08)	(0.13)	(0.21)	11.22	(13.33)
2014	11.72	0.16	1.45	1.61	(0.04)	(0.11)	(0.15)	13.18	13.91
2013	11.91	0.15	0.07	0.22	(0.11)	(0.30)	(0.41)	11.72	1.89
2012	11.82	0.10	0.30	0.40	(0.03)	(0.28)	(0.31)	11.91	3.53
Class C shares
2016	10.98	0.09	(0.27)	(0.18)	–	–	–	10.80	(1.55)(d)
2015	12.91	0.04	(1.84)	(1.80)	–	(0.13)	(0.13)	10.98	(13.98)
2014	11.55	0.07	1.42	1.49	(0.02)	(0.11)	(0.13)	12.91	13.07
2013	11.75	0.06	0.07	0.13	(0.03)	(0.30)	(0.33)	11.55	1.10
2012	11.72	0.01	0.30	0.31	–	(0.28)	(0.28)	11.75	2.80
Class P shares
2016	11.21	0.19	(0.26)	(0.07)	(0.09)	–	(0.09)	11.05	(0.60)
2015	13.16	0.16	(1.87)	(1.71)	(0.11)	(0.13)	(0.24)	11.21	(13.08)
2014	11.78	0.20	1.44	1.64	(0.15)	(0.11)	(0.26)	13.16	14.20
2013	11.96	0.18	0.07	0.25	(0.13)	(0.30)	(0.43)	11.78	2.14
2012	11.85	0.12	0.31	0.43	(0.04)	(0.28)	(0.32)	11.96	3.78

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$210,864	1.25%	1.28%(c)	1.59%	77.6%
109,677	1.25	1.25 (c)	1.06	66.4
127,019	1.25	1.27 (c)	1.31	67.3
281,607	1.25	1.47 (c)	1.25	78.7
246,133	1.25	1.44 (c)	0.86	107.3

31,350	2.00	2.12 (c)	0.86	77.6
45,514	2.00	2.04 (c)	0.30	66.4
55,741	2.00	2.04 (c)	0.57	67.3
49,372	2.00	2.04 (c)	0.51	78.7
42,133	2.00	2.13 (c)	0.07	107.3

149,921	1.01	1.14 (c)	1.78	77.6
396,768	1.01	1.06 (c)	1.36	66.4
314,063	1.02	1.13 (c)	1.59	67.3
60,294	0.99	0.99 (c)	1.51	78.7
39,474	1.04	1.13 (c)	1.05	107.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
DIVERSIFIED REAL ASSET FUND
Institutional shares
2016	$11.25	$0.22	$(0.29)	$(0.07)	$(0.10)	$–	$(0.10)	$11.08	(0.53)%
2015	13.21	0.19	(1.89)	(1.70)	(0.13)	(0.13)	(0.26)	11.25	(12.98)
2014	11.81	0.22	1.45	1.67	(0.16)	(0.11)	(0.27)	13.21	14.35
2013	11.99	0.20	0.07	0.27	(0.15)	(0.30)	(0.45)	11.81	2.31
2012	11.87	0.14	0.30	0.44	(0.04)	(0.28)	(0.32)	11.99	3.93
R-3 shares
2016(c)	10.45	0.10	0.51	0.61	–	–	–	11.06	5.84 (d)
R-4 shares
2016(c)	10.45	0.10	0.52	0.62	–	–	–	11.07	5.93 (d)
R-5 shares
2016(c)	10.45	0.11	0.52	0.63	–	–	–	11.08	6.03 (d)
R-6 shares
2016	11.25	0.26	(0.32)	(0.06)	(0.11)	–	(0.11)	11.08	(0.50)
2015(f)	12.07	0.17	(0.99)	(0.82)	–	–	–	11.25	(6.79)(d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$3,294,419	0.87%	0.87%(b)	2.02%	77.6%
3,141,543	0.87	–	1.53	66.4
2,485,224	0.86	–	1.74	67.3
1,438,209	0.87	0.87 (b)	1.65	78.7
974,865	0.87	0.87 (b)	1.23	107.3

11	1.39 (e)	–	2.08 (e)	77.6 (e)

11	1.20 (e)	–	2.25 (e)	77.6 (e)

11	1.08 (e)	–	2.39 (e)	77.6 (e)

29,601	0.88	0.98 (b)	2.43	77.6
810	0.88 (e)	25.58 (b),(e)	2.21 (e)	66.4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from December 31, 2014, date operations commenced, through August 31, 2015.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
DYNAMIC HIGH YIELD EXPLORER FUND
Class A shares
2016	$9.39	$0.44	$(0.21)	$0.23	$(0.48)	$(0.48)	$9.14	2.51%(d)
2015(f)	10.00	0.40	(0.61)	(0.21)	(0.40)	(0.40)	9.39	(2.00)(d),(g)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$7,267	1.10%	1.67%(e)	4.88%	112.8%
7,752	1.10 (c)	1.69 (c),(e)	4.24 (c)	94.0 (c)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Computed on an annualized basis.
(d)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(e)	Excludes expense reimbursement from Manager.
(f)	Period from September 10, 2014, date shares first offered, through August 31, 2015.
(g)	Total return amounts have not been annualized.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
DYNAMIC HIGH YIELD EXPLORER FUND
Institutional shares
2016	$9.41	$0.47	$(0.22)	$0.25	$(0.49)	$(0.49)	$9.17	2.96%
2015(c)	10.00	0.43	(0.60)	(0.17)	(0.42)	(0.42)	9.41	(1.72)(d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$6,899	0.75%	1.27%(b)	5.23%	112.8%
7,070	0.75 (e)	1.34 (b),(e)	4.58 (e)	94.0 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from September 10, 2014, date operations commenced, through August 31, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
EDGE MIDCAP FUND
Institutional shares
2016(b)	$10.00	$0.11	$2.17	$2.28	$(0.03)	$(0.01)	$(0.04)	$12.24	22.89%(c)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$292,615	0.79%(d)	0.79%(d),(e)	1.04%(d)	22.4%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 28, 2015, date operations commenced, through August 31, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GLOBAL MULTI-STRATEGY FUND
Class A shares
2016	$10.91	$0.01	$0.14	$0.15	$(0.06)	$(0.23)	$(0.29)	$10.77	1.41%
2015	11.04	(0.06)	0.16	0.10	(0.06)	(0.17)	(0.23)	10.91	0.93
2014	10.47	(0.04)	0.70	0.66	(0.01)	(0.08)	(0.09)	11.04	6.37
2013	10.32	–	0.29	0.29	–	(0.14)	(0.14)	10.47	2.85
2012(e)	10.00	(0.04)	0.36	0.32	–	–	–	10.32	3.20 (f)
Class C shares
2016	10.73	(0.07)	0.13	0.06	–	(0.23)	(0.23)	10.56	0.61
2015	10.90	(0.15)	0.15	–	–	(0.17)	(0.17)	10.73	0.05
2014	10.40	(0.12)	0.70	0.58	–	(0.08)	(0.08)	10.90	5.64
2013	10.33	(0.08)	0.29	0.21	–	(0.14)	(0.14)	10.40	2.07
2012(h)	10.18	(0.02)	0.17	0.15	–	–	–	10.33	1.47 (f)
Class P shares
2016	10.95	0.04	0.14	0.18	(0.08)	(0.23)	(0.31)	10.82	1.74
2015	11.09	(0.04)	0.16	0.12	(0.09)	(0.17)	(0.26)	10.95	1.15
2014	10.51	(0.01)	0.70	0.69	(0.03)	(0.08)	(0.11)	11.09	6.62
2013	10.34	0.02	0.29	0.31	–	(0.14)	(0.14)	10.51	3.04
2012(e)	10.00	(0.02)	0.36	0.34	–	–	–	10.34	3.40 (f)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales, Short Sale Fees and Reverse Repurchase Agreement Expense)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$145,370	2.41%	1.94%	2.41%(d)	0.11%	233.9%
183,527	2.39	1.95 (c)	2.39 (d)	(0.55)	142.5
93,900	2.54	2.00 (c)	2.57 (d)	(0.36)	166.4
100,180	2.61	2.00 (c)	2.74 (d)	(0.07)	135.6
8,465	2.70 (g)	2.00 (c),(g)	3.62 (d),(g)	(0.45)(g)	196.0 (g)

56,557	3.22	2.75 (c)	3.24 (d)	(0.68)	233.9
60,317	3.19	2.75 (c)	3.21 (d)	(1.37)	142.5
42,783	3.29	2.75 (c)	3.38 (d)	(1.11)	166.4
21,035	3.36	2.75 (c)	3.65 (d)	(0.82)	135.6
1,529	3.30 (g)	2.75 (c),(g)	30.56 (d),(g)	(0.83)(g)	196.0 (g)

286,895	2.18	1.71 (c)	2.18 (d)	0.37	233.9
282,957	2.16	1.72 (c)	2.16 (d)	(0.33)	142.5
211,335	2.30	1.76 (c)	2.30 (d)	(0.12)	166.4
66,419	2.40	1.79 (c)	2.49 (d)	0.08	135.6
707	2.50 (g)	1.80 (c),(g)	12.80 (d),(g)	(0.19)(g)	196.0 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(d)	Excludes expense reimbursement from Manager.
(e)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2016	$10.99	$0.05	$0.14	$0.19	$(0.09)	$(0.23)	$(0.32)	$10.86	1.80%
2015	11.14	(0.03)	0.15	0.12	(0.10)	(0.17)	(0.27)	10.99	1.16
2014	10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14	6.84
2013	10.35	0.04	0.29	0.33	–	(0.14)	(0.14)	10.54	3.23
2012(d)	10.00	(0.03)	0.38	0.35	–	–	–	10.35	3.50 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales, Short Sale Fees and Reverse Repurchase Agreement Expense)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$2,265,206	2.08%	1.61%	2.08%(c)	0.46%	233.9%
2,678,876	2.07	1.63 (b)	2.07 (c)	(0.23)	142.5
1,524,051	2.17	1.63 (b)	2.17 (c)	0.00	166.4
932,801	2.26	1.65 (b)	2.28 (c)	0.34	135.6
475,314	2.35 (f)	1.65 (b),(f)	2.38 (c),(f)	(0.31)(f)	196.0 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GLOBAL OPPORTUNITIES FUND
Class A shares
2016	$11.36	$0.10	$0.18	$0.28	$(0.09)	$(0.10)	$(0.19)	$11.45	2.50%
2015	13.20	0.10	(0.67)	(0.57)	(0.06)	(1.21)	(1.27)	11.36	(4.36)
2014(d)	11.45	0.07	1.74	1.81	(0.06)	–	(0.06)	13.20	15.86 (e)
Class C shares
2016	11.25	0.02	0.18	0.20	(0.01)	(0.10)	(0.11)	11.34	1.79
2015	13.12	–	(0.66)	(0.66)	–	(1.21)	(1.21)	11.25	(5.11)
2014(d)	11.45	(0.01)	1.74	1.73	(0.06)	–	(0.06)	13.12	15.14 (e)
Class P shares
2016	11.42	0.12	0.22	0.34	(0.13)	(0.10)	(0.23)	11.53	2.97
2015	13.25	0.17	(0.67)	(0.50)	(0.12)	(1.21)	(1.33)	11.42	(3.83)
2014(d)	11.45	0.11	1.76	1.87	(0.07)	–	(0.07)	13.25	16.34 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$4,940	1.50%	1.92%(c)	0.90%	145.3%
4,054	1.50	2.16 (c)	0.82	138.7
2,540	1.50 (f)	3.95 (c),(f)	0.61 (f)	128.4 (f)

1,595	2.25	3.49 (c)	0.16	145.3
1,552	2.25	3.51 (c)	(0.01)	138.7
2,039	2.25 (f)	4.62 (c),(f)	(0.09)(f)	128.4 (f)

164	1.03	4.50 (c)	1.01	145.3
801	1.03	3.55 (c)	1.44	138.7
12	1.03 (f)	284.81 (c),(f)	0.93 (f)	128.4 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
GLOBAL OPPORTUNITIES FUND
Institutional shares
2016	$11.46	$0.17	$0.20	$0.37	$(0.16)	$(0.10)	$(0.26)	$11.57	3.21%
2015	13.28	0.18	(0.67)	(0.49)	(0.12)	(1.21)	(1.33)	11.46	(3.72)
2014	10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28	22.41
2013(c)	10.00	0.10	0.81	0.91	–	–	–	10.91	9.10 (d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,320,900	0.85%	0.85%	1.53%	145.3%
1,255,650	0.84	0.84 (b)	1.43	138.7
1,403,422	0.84	0.84 (b)	1.14	128.4
1,104,538	0.90 (e)	0.90 (b),(e)	1.34 (e)	190.4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from December 28, 2012, date operations commenced, through August 31, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2016	$9.58	$0.26	$(0.26)	$–	$(0.23)	$(0.11)	$(0.34)	$9.24	(0.02)%
2015	10.70	0.25	(1.09)	(0.84)	(0.26)	(0.02)	(0.28)	9.58	(7.90)
2014	10.91	0.31	1.34	1.65	(0.32)	(1.54)	(1.86)	10.70	15.97
2013	9.51	0.28	1.43	1.71	(0.31)	–	(0.31)	10.91	18.16
2012	9.80	0.31	(0.36)	(0.05)	(0.23)	(0.01)	(0.24)	9.51	(0.27)
R-1 shares
2016	9.28	0.17	(0.25)	(0.08)	(0.16)	(0.11)	(0.27)	8.93	(0.90)
2015	10.40	0.18	(1.08)	(0.90)	(0.20)	(0.02)	(0.22)	9.28	(8.68)
2014	10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40	14.89
2013	9.34	0.22	1.37	1.59	(0.24)	–	(0.24)	10.69	17.19
2012	9.66	0.26	(0.39)	(0.13)	(0.18)	(0.01)	(0.19)	9.34	(1.20)
R-2 shares
2016	9.52	0.19	(0.26)	(0.07)	(0.16)	(0.11)	(0.27)	9.18	(0.75)
2015	10.63	0.16	(1.07)	(0.91)	(0.18)	(0.02)	(0.20)	9.52	(8.58)
2014	10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63	15.05
2013	9.52	0.23	1.40	1.63	(0.26)	–	(0.26)	10.89	17.30
2012	9.70	0.28	(0.39)	(0.11)	(0.06)	(0.01)	(0.07)	9.52	(1.11)
R-3 shares
2016	9.40	0.20	(0.25)	(0.05)	(0.17)	(0.11)	(0.28)	9.07	(0.49)
2015	10.51	0.20	(1.08)	(0.88)	(0.21)	(0.02)	(0.23)	9.40	(8.45)
2014	10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51	15.28
2013	9.41	0.25	1.38	1.63	(0.27)	–	(0.27)	10.77	17.51
2012	9.71	0.28	(0.37)	(0.09)	(0.20)	(0.01)	(0.21)	9.41	(0.81)
R-4 shares
2016	9.50	0.21	(0.24)	(0.03)	(0.19)	(0.11)	(0.30)	9.17	(0.30)
2015	10.62	0.21	(1.09)	(0.88)	(0.22)	(0.02)	(0.24)	9.50	(8.32)
2014	10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62	15.57
2013	9.46	0.27	1.38	1.65	(0.26)	–	(0.26)	10.85	17.68
2012	9.76	0.27	(0.35)	(0.08)	(0.21)	(0.01)	(0.22)	9.46	(0.60)
R-5 shares
2016	9.52	0.22	(0.25)	(0.03)	(0.20)	(0.11)	(0.31)	9.18	(0.30)
2015	10.64	0.23	(1.10)	(0.87)	(0.23)	(0.02)	(0.25)	9.52	(8.18)
2014	10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64	15.71
2013	9.48	0.28	1.39	1.67	(0.29)	–	(0.29)	10.86	17.84
2012	9.77	0.31	(0.37)	(0.06)	(0.22)	(0.01)	(0.23)	9.48	(0.48)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$831,719	0.34%	0.34%(b)	2.83%	31.3%
736,329	0.32	0.32 (b)	2.51	35.6
677,283	0.33	0.33 (b)	2.87	45.8
424,630	0.34	0.34 (b)	2.67	46.2
786,891	0.32	0.32 (b)	3.37	53.5

586	1.21	–	1.93	31.3
696	1.19	1.19 (b)	1.84	35.6
334	1.20	1.20 (b)	1.97	45.8
123	1.24	1.24 (b)	2.08	46.2
70	1.19	1.19 (b)	2.86	53.5

903	1.08	–	2.12	31.3
754	1.06	1.06 (b)	1.60	35.6
1,203	1.07	1.07 (b)	2.27	45.8
490	1.11	1.11 (b)	2.19	46.2
209	1.06	1.06 (b)	2.97	53.5

15,789	0.90	–	2.26	31.3
15,450	0.88	0.88 (b)	1.99	35.6
12,323	0.89	0.89 (b)	2.34	45.8
8,197	0.93	0.93 (b)	2.37	46.2
3,045	0.88	0.88 (b)	3.05	53.5

11,997	0.71	–	2.32	31.3
11,862	0.69	0.69 (b)	2.11	35.6
13,822	0.70	0.70 (b)	2.52	45.8
7,801	0.74	0.74 (b)	2.53	46.2
4,414	0.69	0.69 (b)	2.97	53.5

29,179	0.59	–	2.49	31.3
33,729	0.57	0.57 (b)	2.23	35.6
37,859	0.58	0.58 (b)	2.62	45.8
24,896	0.62	0.62 (b)	2.65	46.2
13,305	0.57	0.57 (b)	3.34	53.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2016	$9.59	$0.06	$0.27	$0.33	$(0.12)	$(0.12)	$9.80	3.47%
2015	9.86	0.06	(0.28)	(0.22)	(0.05)	(0.05)	9.59	(2.23)
2014(d)	10.00	(0.01)	(0.13)	(0.14)	–	–	9.86	(1.40)(e)
Class P shares
2016	9.63	0.09	0.20	0.29	(0.12)	(0.12)	9.80	3.04 (g)
2015	9.87	0.09	(0.28)	(0.19)	(0.05)	(0.05)	9.63	(1.92)
2014(d)	10.00	–	(0.13)	(0.13)	–	–	9.87	(1.30)(e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$2,026	1.60%	2.48%(c)	0.61%	49.9%
5,469	1.60	2.70 (c)	0.63	62.8
4,054	1.60 (f)	6.49 (c),(f)	(0.25)(f)	49.2 (f)

157	1.25	2.21 (c)	0.99	49.9
4,319	1.25	2.35 (c)	0.95	62.8
3,454	1.25 (f)	6.33 (c),(f)	0.10 (f)	49.2 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from June 11, 2014, date shares first offered, through August 31, 2014.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)
During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are less than those that would have been experienced without the withdrawal.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
INTERNATIONAL SMALL COMPANY FUND
International shares
2016	$9.61	$0.08	$0.30	$0.38	$(0.12)	$(0.12)	$9.87	3.99%
2015(c)	9.07	0.09	0.45	0.54	–	–	9.61	5.95 (d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$168,786	1.20%	1.23%(b)	0.82%	49.9%
3,374	1.20 (e)	4.14 (b),(e)	1.39 (e)	62.8 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Asset Value, End of Period	Total Return (b)
MULTI-MANAGER EQUITY LONG/SHORT FUND
Class A shares
2016(c)	$10.00	$(0.05)	$0.02	$(0.03)	$9.97	(0.30)%(d)
Class P shares
2016(c)	10.00	(0.05)	0.03	(0.02)	9.98	(0.20)(d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales, Short Sale Fees and Reverse Repurchase Agreement Expense)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$55	2.80%(e)	2.02%(e),(f)	219.49%(e),(g)	(1.24)%(e)	412.4%

10	2.57 (e)	1.79 (e),(f)	494.87(e),(g)	(1.11)(e)	412.4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from March 31, 2016, date shares first offered, through August 31, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Asset Value, End of Period	Total Return
MULTI-MANAGER EQUITY LONG/SHORT FUND
Institutional shares
2016(b)	$10.00	$(0.04)	$0.03	$(0.01)	$9.99	(0.10)%(c)
R-6 shares
2016(b)	10.00	(0.04)	0.03	(0.01)	9.99	(0.10)(c)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Shorts, Short Sale Fees and Reverse Repurchase Agreement Expense)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10	2.45%(d)	1.67%(d),(e)	486.48%(d),(f)	(0.99)%(d)	412.4%(d)

325,987	2.38 (d)	1.60 (d),(e)	2.45 (d),(f)	(0.93)(d)	412.4 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 31, 2016, date operations commenced, through August 31, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2016	$10.20	$0.38	$0.82	$1.20	$(0.37)	$–	$(0.37)	$11.03	11.94%
2015	10.09	0.42	0.10	0.52	(0.41)	–	(0.41)	10.20	5.17
2014	9.12	0.44	0.96	1.40	(0.43)	–	(0.43)	10.09	15.71
2013	10.29	0.43	(1.16)	(0.73)	(0.41)	(0.03)	(0.44)	9.12	(7.53)
2012(e)	10.00	0.08	0.28	0.36	(0.07)	–	(0.07)	10.29	3.62 (f)
Class C shares
2016	10.20	0.30	0.82	1.12	(0.29)	–	(0.29)	11.03	11.01 (h)
2015	10.09	0.34	0.10	0.44	(0.33)	–	(0.33)	10.20	4.39
2014	9.12	0.37	0.96	1.33	(0.36)	–	(0.36)	10.09	14.86
2013	10.29	0.36	(1.17)	(0.81)	(0.33)	(0.03)	(0.36)	9.12	(8.22)
2012(e)	10.00	0.07	0.28	0.35	(0.06)	–	(0.06)	10.29	3.48 (f)
Class P shares
2016	10.21	0.40	0.84	1.24	(0.40)	–	(0.40)	11.05	12.35
2015	10.09	0.42	0.13	0.55	(0.43)	–	(0.43)	10.21	5.48
2014(i)	9.22	0.29	0.88	1.17	(0.30)	–	(0.30)	10.09	12.81 (f)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$49,208	0.95%	0.90%(c)	0.97%(d)	3.52%	53.5%
22,568	0.96	0.90 (c)	1.10 (d)	4.06	54.9
16,305	1.01	0.90 (c)	1.21 (d)	4.57	78.4
13,962	1.03	0.90 (c)	1.21 (d)	4.21	103.4
7,860	1.13 (g)	0.90 (c),(g)	3.23 (d),(g)	3.78 (g)	93.8 (g)

16,455	1.70	1.65 (c)	1.82 (d)	2.79	53.5
9,869	1.71	1.65 (c)	1.96 (d)	3.32	54.9
9,101	1.76	1.65 (c)	2.08 (d)	3.83	78.4
7,835	1.78	1.65 (c)	2.03 (d)	3.47	103.4
7,745	1.88 (g)	1.65 (c),(g)	3.93 (d),(g)	3.03 (g)	93.8 (g)

71,035	0.67	0.62 (c)	0.67 (d)	3.77	53.5
16,303	0.76	0.70 (c)	1.05 (d)	4.10	54.9
147	0.81 (g)	0.70 (c),(g)	61.41 (d),(g)	4.32 (g)	78.4 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)	Excludes expense reimbursement from Manager.
(e)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(i)	Period from December 30, 2013, date shares first offered, through August 31, 2014.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2016	$10.20	$0.39	$0.84	$1.23	$(0.40)	$(0.40)	$11.03	12.23%
2015(d)	10.29	0.20	(0.09)	0.11	(0.20)	(0.20)	10.20	1.04 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense Fees)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$3,606	0.70%	0.65%(b)	2.42%(c)	3.57%	53.5%
10	0.71 (f)	0.65 (b),(f)	452.62 (c),(f)	4.14 (f)	54.9 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from March 10, 2015, date operations commenced, through August 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
ORIGIN EMERGING MARKETS FUND
Class A shares
2016	$8.55	$0.04	$0.56	$0.60	$(0.08)	($0.08)	$9.07	7.03%
2015(d)	10.00	(0.03)	(1.42)	(1.45)	–	–	8.55	(14.50)(e),(f)
Class P shares
2016(h)	8.08	0.07	0.82	0.89	–	–	8.97	11.01 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$401	1.75%	9.54%(c)	0.47%	69.0%
210	1.75 (g)	8.96 (c),(g)	(0.50)(g)	86.6 (g)

11	1.39 (g)	423.63 (c),(g)	1.95 (g)	69.0 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from January 23, 2015, date shares first offered, through August 31, 2015.
(e)	Total return amounts have not been annualized.
(f)
During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(g)	Computed on an annualized basis.
(h)	Period from March 29, 2016, date shares first offered, through August 31, 2016.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
ORIGIN EMERGING MARKETS FUND
Institutional shares
2016	$8.42	$0.07	$0.56	$0.63	$(0.08)	($0.08)	$8.97	7.50%
2015(c)	10.00	0.18	(1.76)	(1.58)	–	–	8.42	(15.80)(d)
R-6 shares
2016	8.42	0.07	0.56	0.63	(0.08)	(0.08)	8.97	7.50
2015(c)	10.00	(0.02)	(1.56)	(1.58)	–	–	8.42	(15.80)(d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$778,143	1.24%	1.24%(b)	0.86%	69.0%
816,035	1.25 (e)	1.31 (b),(e)	3.01 (e)	86.6 (e)

90	1.26	25.47 (b)	0.87	69.0
85	1.26 (e)	8.94 (b),(e)	(0.41)(e)	86.6 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from January 23, 2015, date operations commenced, through August 31, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PREFERRED SECURITIES FUND
Class A shares
2016	$10.24	$0.49	$0.19	$0.68	$(0.47)	$(0.09)	$(0.56)	$10.36	6.89%
2015	10.56	0.50	(0.13)	0.37	(0.51)	(0.18)	(0.69)	10.24	3.67
2014	10.17	0.53	0.66	1.19	(0.53)	(0.27)	(0.80)	10.56	12.35
2013	10.36	0.54	(0.12)	0.42	(0.55)	(0.06)	(0.61)	10.17	3.96
2012	9.82	0.59	0.55	1.14	(0.57)	(0.03)	(0.60)	10.36	12.20
Class C shares
2016	10.23	0.42	0.19	0.61	(0.40)	(0.09)	(0.49)	10.35	6.11
2015	10.55	0.42	(0.13)	0.29	(0.43)	(0.18)	(0.61)	10.23	2.90
2014	10.16	0.45	0.66	1.11	(0.45)	(0.27)	(0.72)	10.55	11.52
2013	10.35	0.46	(0.12)	0.34	(0.47)	(0.06)	(0.53)	10.16	3.21
2012	9.81	0.51	0.56	1.07	(0.50)	(0.03)	(0.53)	10.35	11.38
Class P shares
2016	10.17	0.51	0.20	0.71	(0.50)	(0.09)	(0.59)	10.29	7.21
2015	10.50	0.52	(0.13)	0.39	(0.54)	(0.18)	(0.72)	10.17	3.85
2014	10.11	0.55	0.66	1.21	(0.55)	(0.27)	(0.82)	10.50	12.69
2013	10.30	0.56	(0.12)	0.44	(0.57)	(0.06)	(0.63)	10.11	4.22
2012	9.77	0.60	0.55	1.15	(0.59)	(0.03)	(0.62)	10.30	12.41

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$883,381	1.07%	– %	4.83%	13.9%
712,591	1.07	–	4.79	16.9
846,597	1.05	–	5.18	20.1
1,108,540	1.07	1.07	5.11	31.5
1,139,496	1.06	1.06	5.94	22.9

859,055	1.81	–	4.09	13.9
772,501	1.82	–	4.05	16.9
806,937	1.81	–	4.43	20.1
911,340	1.81	1.81	4.37	31.5
887,524	1.82	1.82	5.18	22.9

1,578,548	0.82	0.82 (c)	5.08	13.9
1,353,984	0.83	0.83 (c)	5.03	16.9
970,004	0.83	0.83 (c)	5.43	20.1
824,389	0.85	0.85 (c)	5.34	31.5
734,855	0.85	0.85 (c)	6.14	22.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
PREFERRED SECURITIES FUND
Class J shares
2016	$10.01	$0.48	$0.18	$0.66	$(0.47)	$(0.09)	$(0.56)	$10.11	6.87%(b)
2015	10.34	0.48	(0.12)	0.36	(0.51)	(0.18)	(0.69)	10.01	3.59 (b)
2014	9.97	0.51	0.65	1.16	(0.52)	(0.27)	(0.79)	10.34	12.24 (b)
2013	10.17	0.51	(0.12)	0.39	(0.53)	(0.06)	(0.59)	9.97	3.74 (b)
2012	9.65	0.55	0.55	1.10	(0.55)	(0.03)	(0.58)	10.17	11.96 (b)
Institutional shares
2016	10.18	0.52	0.19	0.71	(0.50)	(0.09)	(0.59)	10.30	7.26
2015	10.51	0.53	(0.14)	0.39	(0.54)	(0.18)	(0.72)	10.18	3.91
2014	10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51	12.76
2013	10.31	0.57	(0.12)	0.45	(0.58)	(0.06)	(0.64)	10.12	4.32
2012	9.78	0.61	0.55	1.16	(0.60)	(0.03)	(0.63)	10.31	12.49
R-1 shares
2016	10.14	0.43	0.19	0.62	(0.42)	(0.09)	(0.51)	10.25	6.32
2015	10.46	0.44	(0.12)	0.32	(0.46)	(0.18)	(0.64)	10.14	3.16
2014	10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46	11.78
2013	10.28	0.48	(0.13)	0.35	(0.49)	(0.06)	(0.55)	10.08	3.38
2012	9.75	0.53	0.55	1.08	(0.52)	(0.03)	(0.55)	10.28	11.60
R-2 shares
2016	10.09	0.45	0.18	0.63	(0.43)	(0.09)	(0.52)	10.20	6.49
2015	10.42	0.45	(0.12)	0.33	(0.48)	(0.18)	(0.66)	10.09	3.25
2014	10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42	11.98
2013	10.24	0.49	(0.12)	0.37	(0.51)	(0.06)	(0.57)	10.04	3.51
2012	9.71	0.54	0.55	1.09	(0.53)	(0.03)	(0.56)	10.24	11.80
R-3 shares
2016	10.12	0.47	0.18	0.65	(0.45)	(0.09)	(0.54)	10.23	6.66
2015	10.45	0.47	(0.13)	0.34	(0.49)	(0.18)	(0.67)	10.12	3.40
2014	10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45	12.13
2013	10.26	0.51	(0.11)	0.40	(0.53)	(0.06)	(0.59)	10.07	3.81
2012	9.73	0.56	0.55	1.11	(0.55)	(0.03)	(0.58)	10.26	11.96
R-4 shares
2016	10.10	0.49	0.18	0.67	(0.47)	(0.09)	(0.56)	10.21	6.86
2015	10.44	0.50	(0.15)	0.35	(0.51)	(0.18)	(0.69)	10.10	3.52
2014	10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44	12.35
2013	10.25	0.53	(0.11)	0.42	(0.55)	(0.06)	(0.61)	10.06	4.01
2012	9.72	0.58	0.55	1.13	(0.57)	(0.03)	(0.60)	10.25	12.17
R-5 shares
2016	10.15	0.50	0.18	0.68	(0.48)	(0.09)	(0.57)	10.26	7.07 (e)
2015	10.47	0.50	(0.12)	0.38	(0.52)	(0.18)	(0.70)	10.15	3.72 (e)
2014	10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47	12.45
2013	10.28	0.55	(0.12)	0.43	(0.56)	(0.06)	(0.62)	10.09	4.12
2012	9.75	0.59	0.55	1.14	(0.58)	(0.03)	(0.61)	10.28	12.28

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$50,135	1.06%	1.10%(c)	4.84%	13.9%
43,477	1.14	1.16 (c)	4.72	16.9
39,563	1.20	1.28 (c)	5.02	20.1
33,590	1.27	1.47 (c)	4.91	31.5
30,976	1.28	1.46 (c)	5.74	22.9

2,444,823	0.76	–	5.14	13.9
1,923,458	0.76	–	5.12	16.9
2,033,946	0.75	–	5.48	20.1
1,884,821	0.75	0.75 (d)	5.42	31.5
1,754,687	0.75	0.75 (d)	6.25	22.9

1,572	1.58	–	4.32	13.9
1,332	1.58	–	4.27	16.9
1,751	1.59	–	4.66	20.1
1,761	1.58	–	4.58	31.5
1,686	1.59	–	5.44	22.9

1,234	1.45	–	4.45	13.9
1,556	1.45	–	4.43	16.9
845	1.46	–	4.75	20.1
1,009	1.45	–	4.70	31.5
1,065	1.46	–	5.55	22.9

3,311	1.27	–	4.63	13.9
3,758	1.27	–	4.60	16.9
4,074	1.28	–	4.98	20.1
4,107	1.27	–	4.91	31.5
4,161	1.28	–	5.73	22.9

1,395	1.08	–	4.89	13.9
1,543	1.08	–	4.87	16.9
1,221	1.09	–	5.22	20.1
1,436	1.08	–	5.11	31.5
709	1.09	–	5.98	22.9

4,216	0.96	–	4.93	13.9
3,665	0.96	–	4.90	16.9
3,350	0.97	–	5.24	20.1
4,963	0.96	–	5.27	31.5
2,402	0.97	–	6.00	22.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the contingent deferred sales charge.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Excludes expense reimbursement from Manager.
(e)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
REAL ESTATE ALLOCATION FUND
Class A shares
2016	$9.62	$0.22	$0.76	$0.98	$(0.25)	$(0.25)	$10.35	10.34%
2015(f)	10.00	0.13	(0.44)	(0.31)	(0.07)	(0.07)	9.62	(3.10)(g)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$730	0.50%(d)	9.28%(d),(e)	2.21%	76.4%
310	0.50 (c),(d)	31.38 (c),(d),(e)	2.01 (c)	33.5 (c)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Computed on an annualized basis.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 31, 2014, date shares first offered, through August 31, 2015.
(g)	Total return amounts have not been annualized.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
REAL ESTATE ALLOCATION FUND
Institutional shares
2016	$9.65	$0.19	$0.83	$1.02	$(0.25)	$(0.25)	$10.42	10.73%
2015(c)	10.00	0.14	(0.42)	(0.28)	(0.07)	(0.07)	9.65	(2.80)(d)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$188	0.15%	22.98%(b)	1.86%	76.4%
10	0.15 (e)	338.94 (b),(e)	2.16 (e)	33.5 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
REAL ESTATE DEBT INCOME FUND
Class A shares
2016	$9.75	$0.33	$0.17	$0.50	$(0.28)	$(0.28)	$9.97	5.27%(c)
2015(e)	10.00	0.22	(0.26)	(0.04)	(0.21)	(0.21)	9.75	(0.39)(f)
Class P shares
2016	9.76	0.34	0.09	0.43	(0.32)	(0.32)	9.87	4.59 (h)
2015(i)	9.87	0.07	(0.07)	–	(0.11)	(0.11)	9.76	(0.12)(f),(h)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$831	1.00%	1.04%(d)	3.48%	20.1%
22,075	1.00 (g)	1.14 (d),(g)	3.29 (g)	42.2 (g)

136	0.75	9.40 (d)	3.50	20.1
112	0.75 (g)	205.06 (d),(g)	3.56 (g)	42.2 (g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)
During 2016, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

(d)	Excludes expense reimbursement from Manager.
(e)	Period from December 31, 2014, date shares first offered, through August 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(i)	Period from June 15, 2015, date shares first offered, through August 31, 2015.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
REAL ESTATE DEBT INCOME FUND
Institutional shares
2016	$9.76	$0.30	$0.13	$0.43	$(0.32)	$(0.32)	$9.87	4.69%(b)
2015(d)	10.00	0.24	(0.25)	(0.01)	(0.23)	(0.23)	9.76	(0.22)(b),(e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$153,816	0.63%	0.63%(c)	3.11%	20.1%
22,371	0.70 (f)	0.84 (c),(f)	3.59 (f)	42.2 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(c)	Excludes expense reimbursement from Manager.
(d)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2016	$12.73	$0.34	$2.44	$2.78	$(0.30)	$(0.26)	$(0.56)	$14.95	22.61%
2015	14.34	0.37	(1.39)	(1.02)	(0.28)	(0.31)	(0.59)	12.73	(7.28)
2014	12.25	0.37	2.24	2.61	(0.26)	(0.26)	(0.52)	14.34	21.70
2013	10.46	0.34	1.80	2.14	(0.32)	(0.03)	(0.35)	12.25	20.85
2012	9.28	0.34	1.22	1.56	(0.38)	–	(0.38)	10.46	17.30
Class C shares
2016	12.65	0.24	2.41	2.65	(0.20)	(0.26)	(0.46)	14.84	21.57
2015	14.26	0.26	(1.37)	(1.11)	(0.19)	(0.31)	(0.50)	12.65	(7.95)
2014	12.21	0.25	2.24	2.49	(0.18)	(0.26)	(0.44)	14.26	20.71
2013	10.48	0.23	1.81	2.04	(0.28)	(0.03)	(0.31)	12.21	19.75
2012(d)	9.87	0.05	0.63	0.68	(0.07)	–	(0.07)	10.48	6.89 (e)
Class P shares
2016	12.90	0.38	2.48	2.86	(0.34)	(0.26)	(0.60)	15.16	22.98
2015	14.53	0.41	(1.40)	(0.99)	(0.33)	(0.31)	(0.64)	12.90	(6.99)
2014	12.40	0.41	2.27	2.68	(0.29)	(0.26)	(0.55)	14.53	22.01
2013	10.58	0.38	1.82	2.20	(0.35)	(0.03)	(0.38)	12.40	21.17
2012	9.38	0.38	1.23	1.61	(0.41)	–	(0.41)	10.58	17.70

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$207,431	1.17%	—%	2.56%	25.8%
167,966	1.18	1.18 (c)	2.69	29.3
175,636	1.20	1.20 (c)	2.70	18.2
109,770	1.26	1.26 (c)	2.89	18.5
16,660	1.40	1.60 (c)	3.42	19.1

165,335	1.94	1.94 (c)	1.79	25.8
133,541	1.97	1.97 (c)	1.90	29.3
100,066	2.01	2.01 (c)	1.86	18.2
20,427	2.15	2.27 (c)	1.88	18.5
192	2.15 (f)	179.47 (c),(f)	2.34 (f)	19.1 (f)

775,969	0.87	0.87 (c)	2.86	25.8
567,704	0.90	0.90 (c)	2.97	29.3
492,384	0.94	0.94 (c)	2.91	18.2
32,430	1.00	1.11 (c)	3.17	18.5
5,288	1.00	1.97 (c)	3.69	19.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2016	$12.79	$0.39	$2.43	$2.82	$(0.34)	$(0.26)	$(0.60)	$15.01	22.94%
2015	14.40	0.42	(1.38)	(0.96)	(0.34)	(0.31)	(0.65)	12.79	(6.89)
2014	12.29	0.43	2.25	2.68	(0.31)	(0.26)	(0.57)	14.40	22.19
2013	10.49	0.41	1.78	2.19	(0.36)	(0.03)	(0.39)	12.29	21.32
2012	9.30	0.40	1.21	1.61	(0.42)	–	(0.42)	10.49	17.87

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,142,465	0.82%	0.82%	2.90%	25.8%
849,929	0.86	0.88 (b)	3.00	29.3
554,543	0.80	–	3.14	18.2
353,059	0.82	–	3.54	18.5
280,303	0.84	–	4.06	19.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2016(b)	$10.00	$0.24	$0.26	$0.50	$(0.05)	$(0.02)	$(0.07)	$10.43	4.93%(c)
R-6 shares
2016(b)	10.00	0.31	0.20	0.51	(0.05)	(0.02)	(0.07)	10.44	5.03 (c)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$4,198	0.75%(d)	1.61%(d),(e)	2.59%(d)	60.2%(d)

59,094	0.62 (d)	1.11 (d),(e)	3.26 (d)	60.2 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 22, 2015, date operations commenced, through August 31, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
SYSTEMATEX LARGE VALUE FUND
R-6 shares
2016(b)	$10.00	$0.23	$1.11	$1.34	$(0.07)	$(0.02)	$(0.09)	$11.25	13.50%(c)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$8,516	0.42%(d)	1.16%(d),(e)	2.33%(d)	60.8%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 22, 2015, date operations commenced, through August 31, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also by subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term promissory obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.

US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designed SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, reliable liquidity support, or broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration obligors such as guarantors, insurers, or lessees.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global from other sources S&P Global considers reliable. S&P Global does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meeting its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. This rating will also be used upon filing for bankruptcy petition or the taking or similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global does not rate a particular type of obligation as a matter of policy.
SHORT-TERM CREDIT RATINGS: Short-Term credit ratings are forward-looking opinions of the likelihood of timely payment of obligations having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. This rating will also be used upon filing for bankruptcy petition or the taking or similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.
Fitch, Inc. Rating Definitions:
Fitch’s credit ratings are forward looking and typically attempt to assess the likelihood of repayment by the obligor at “ultimate/final maturity” and thus material changes in economic conditions and expectations (for a particular issuer) may result in a rating change. Credit ratings are opinions on relative credit quality and not a predictive measure of specific default probability.
Investment Grade

AAA:
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:
High credit quality. ‘A’ ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

D:	Default. ‘D’ ratings indicate an issuer has entered into bankruptcy filings, administration, receivership, liquidation or which has otherwise ceased business.
Note: The modifiers “+” or “-“may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.
Short-Term Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate issuers with speculative grade ratings.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

APPENDIX B – ADDITIONAL FUND-SPECIFIC INFORMATION
International Equity Index Fund
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PGI. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Diversified Real Asset Fund
Macquarie Capital Investment Management LLC ("Macquarie") is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). Macquarie obligations do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (“MBL”). MBL does not guarantee or otherwise provide assurance in respect of the obligations of Macquarie, unless noted otherwise.

Global Multi-Strategy Fund
Due to the timing of the HFRI family of indices finalizing their index performance, HFRI may revise historical performance data up to four months following the calendar year end. The index performance shown was calculated using current, available data at the time of filing, but is subject to change outside of the control of the Fund and its affiliates.

APPENDIX C – RELATED PERFORMANCE OF CERTAIN SUB-ADVISORS
Origin Asset Management LLP
Origin Asset Management LLP ("Origin") is the sub-advisor for the Origin Emerging Markets Fund (the "Fund"). The Fund has limited historical performance to disclose in this prospectus. Therefore, the Fund provides you with the following Performance Results table that shows the performance results of Origin's Emerging Markets Composite as well as the performance of the MSCI Emerging Markets NR Index, a broad-based securities market index against which the Fund's performance is compared.
Origin's composite consists of historical information about all client accounts Origin manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. The composite is provided to illustrate Origin's past performance in managing accounts with investment objectives and strategies substantially similar to those of the Fund. The composite does not represent the performance of the Fund.
Origin computes its composite performance based upon its asset weighted average performance with regard to accounts it manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. Origin's composite performance results are net of trading expenses, management fees, and any performance incentive fees incurred by any client account in the composite. If Origin's composite performance results were to be adjusted to reflect the fees and expenses of the Fund, the composite performance results shown would be lower. Although the Fund and the client accounts comprising the Origin composite have substantially similar investment objectives, policies, and strategies, you should not assume that the Fund will achieve the same performance as the composite. For example, the Fund’s future performance may be better or worse than the composite's performance due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows of the Fund and those of the client accounts represented in the composite.
The client accounts in Origin's composite can change from time-to-time. Some of the accounts included in the Origin composite are not mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance of the composite shown may have been lower.
Portions of the Performance Results information are based on data supplied by Origin and from statistical services, reports, or other sources believed by Principal Global Investors, LLC (“PGI”) to be reliable. However, PGI has not verified or audited such information.
Composite performance reflects taxes paid on foreign dividends and is calculated on an individual client basis to reflect each client’s tax status.
Current performance of the Origin composite may be lower or higher than the performance data shown.

PERFORMANCE RESULTS
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '12	13.40%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(16.36)%

	Average Annual Total Returns Through December 31, 2016
	1 YR	5YR	10YR	Since Inception of Composite (1/4/2011)
Origin Emerging Markets Composite	2.90%	2.64%	N/A	(0.66)%
MSCI Emerging Markets NR Index	11.19%	1.28%	1.84%	(2.51)%

Principal Global Investors, LLC
Principal Global Investors, LLC ("PGI") is the discretionary advisor for the International Small Company Fund (the "Fund"). The Fund has limited historical performance. Therefore, the Fund provides you with the following Performance Results table that shows the performance results of PGI's International SmallCap Equity Composite as well as the performance of the MSCI World ex-USA Small Cap Index, a broad-based securities market index against which the Fund's performance is compared.
PGI's composite consists of historical information about all client accounts PGI manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. The composite is provided to illustrate PGI's past performance in managing accounts with investment objectives and strategies substantially similar to those of the Fund. The composite does not represent the performance of the Fund.
PGI computes its composite performance based upon its asset weighted average performance with regard to accounts it manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. PGI’s composite performance results are net of trading expenses, management fees, and any performance incentive fees incurred by any client account in the composite. If PGI's composite performance results were to be adjusted to reflect the fees and expenses of the Fund, the composite performance results shown would be lower. Although the Fund and the client accounts comprising the PGI composite have substantially similar investment objectives, policies, and strategies, you should not assume that the Fund will achieve the same performance as the composite. For example, the Fund’s future performance may be better or worse than the composite's performance due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows of the Fund and those of the client accounts represented in the composite.
The client accounts in PGI’s composite can change from time-to-time. Some of the accounts included in the PGI composite are not mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance of the composite shown may have been lower.
Portions of the Performance Results information are based on data supplied by statistical services, reports, or other sources believe by PGI to be reliable. However, PGI has not verified or audited such information.
Composite performance reflects taxes paid on foreign dividends and is calculated on an individual client basis to reflect each client’s tax status.
Current performance of the PGI composite may be lower or higher than the performance data shown.

PERFORMANCE RESULTS
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.46%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(27.75)%

	Average Annual Total Returns Through December 31, 2016
	1 YR	5 YR	10 YR	Since Inception of Composite (4/1/2000)
PGI International SmallCap Equity Composite	1.81%	11.76%	4.03%	5.82%
MSCI World ex-USA Small Cap Index	4.32%	8.96%	2.69%	6.72%

Principal Global Investors, LLC doing business as Edge Asset Management
Prior to 2017, Edge Asset Management, Inc. (“Edge”) was the sub-advisor for the EDGE MidCap Fund (the "Fund"). In 2017, Edge merged into and with Principal Global Investors, LLC ("PGI"). As a consequence of the merger, the individuals at Edge who managed the Fund became employees of PGI. Those employees continued to manage the Fund upon becoming PGI employees.
The Fund has limited historical performance to disclose in this prospectus. Therefore, the Fund provides you with the following Performance Results table that shows the performance results of EDGE MidCap Core Composite as well as the performance of the Russell Midcap Index, a broad-based securities market index against which the Fund's performance is compared.
This composite consists of historical information about all client accounts Edge managed prior to merging into and with PGI that have investment objectives, policies, and strategies substantially similar to those of the Fund. The composite will continue at PGI. The composite is provided to illustrate the firm's past performance in managing accounts with investment objectives and strategies substantially similar to those of the Fund. The composite does not represent the performance of the Fund.
PGI computes its composite performance based upon its asset weighted average performance with regard to accounts it manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. The composite performance results are net of trading expenses, management fees, and any performance incentive fees incurred by any client account in the composite. If the composite performance results were to be adjusted to reflect the fees and expenses of the Fund, the composite performance results shown would be lower. Although the Fund and the client accounts comprising the composite have substantially similar investment objectives, policies, and strategies, you should not assume that the Fund will achieve the same performance as the composite. For example, the Fund’s future performance may be better or worse than the composite's performance due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows of the Fund and those of the client accounts represented in the composite.
The client accounts in the composite can change from time-to-time. The accounts included in the composite are not mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). The accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance of the composite shown may have been lower.
Portions of the Performance Results information are based on data supplied by statistical services, reports, or other sources believe by PGI to be reliable. However, PGI has not verified or audited such information.
Composite performance reflects taxes paid on foreign dividends and is calculated on an individual client basis to reflect each client’s tax status.
Current performance of the composite may be lower or higher than the performance data shown.

PERFORMANCE RESULTS
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '09	21.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(21.80)%

	Average Annual Total Returns Through December 31, 2016
	1 YR	5YR	10YR	Since Inception of Composite (8/1/2007)
EDGE MidCap Core Composite	24.63%	17.50%	N/A	9.76%
Russell Midcap Index	13.80%	14.72%	7.86%	7.72%

Principal Real Estate Investors, LLC
Principal Real Estate Investors, LLC ("Principal-REI") is the sub-advisor for the Real Estate Debt Income Fund (the "Fund"). The Fund has limited historical performance to disclose in this prospectus. Therefore, the Fund provides you with the following Performance Results table that shows the performance results of Principal-REI's Balanced CMBS Yield Oriented Composite. Beginning on March 1, 2016, the Fund's performance was included in the Principal-REI's Balanced CMBS Yield Oriented Composite. Before March 1, 2016, the Fund's performance was included in the Principal-REI ERISA Yield Oriented Total Return Composite; however, that composite terminated on March 1, 2016. The Performance Results table also includes the performance of the Bloomberg Barclays CMBS ERISA - Eligible Index, a broad-based securities market index against which the Fund's performance is compared.
Principal-REI's composite consists of historical information about all client accounts Principal-REI manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. The composite is provided to illustrate Principal-REI's past performance in managing accounts with investment objectives and strategies substantially similar to those of the Fund. The composite does not represent the performance of the Fund.
Principal-REI computes its composite performance based upon its asset weighted average performance with regard to accounts it manages that have investment objectives, policies, and strategies substantially similar to those of the Fund. Principal-REI’s composite performance results are net of trading expenses, management fees, and any performance incentive fees incurred by any client account in the composite. If Principal-REI's composite performance results were to be adjusted to reflect the fees and expenses of the Fund, the composite performance results shown would be lower. Although the Fund and the client accounts comprising the Principal-REI composite have substantially similar investment objectives, policies, and strategies, you should not assume that the Fund will achieve the same performance as the composite. For example, the Fund’s future performance may be better or worse than the composite's performance due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows of the Fund and those of the client accounts represented in the composite.
The client accounts in Principal-REI’s composite can change from time-to-time. Some of the accounts included in the Principal-REI composite are not mutual funds registered under the Investment Company Act of 1940 (“1940 Act”). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance of the composite shown may have been lower.
Portions of the Performance Results information are based on data supplied by statistical services, reports, or other sources believe by PGI to be reliable. However, PGI has not verified or audited such information.
Composite performance reflects taxes paid on foreign dividends and is calculated on an individual client basis to reflect each client’s tax status.
Current performance of the Principal-REI composite may be lower or higher than the performance data shown.

PERFORMANCE RESULTS
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '09	56.50%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(10.81)%

	Average Annual Total Returns Through December 31, 2016
	1 YR	5 YR	Since Inception of Composite (7/1/2008)
Principal-REI Balanced CMBS Yield Oriented Composite*	3.24%	9.55%	8.17%
Bloomberg Barclays CMBS ERISA - Eligible Index	3.32%	3.56%	5.62%
*The Fund's performance was included in the Principal-REI Balanced CMBS Yield Oriented Composite on March 1, 2016. Prior thereto, the Fund's performance was included in the Principal-REI ERISA Yield Oriented Total Return Composite; however, that composite terminated on March 1, 2016.

ADDITIONAL INFORMATION
Additional information about the Fund is available in the Statement of Additional Information dated April 7, 2017, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principalfunds.com/prospectuses. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.
PFI has entered into a management agreement with Principal Global Investors, LLC (“PGI”). PFI and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds’ sub-advisors, distributor, transfer agent and custodian, who provide services to the Funds. These arrangements are between PFI and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of PFI or any Fund.
This prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This prospectus, the Statement of Additional Information, or the contracts that are exhibits to PFI’s registration statement are not intended to give rise to any agreement or contract between PFI and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572